The latest report from your
Fund's management team

SEMIANNUAL REPORT

Regional
Bank Fund

APRIL 30, 2000



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
Richard S. Scipione
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and  Chief Executive Officer
Osbert M. Hood
Executive Vice President and Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

Over the last six months, New Economy technology stocks dominated the business-news headlines and the stock market's performance. Red-hot tech stocks pushed the NASDAQ Composite Index to the stratosphere, as investors single-mindedly pursued anything technology related. But after setting a new high on March 10 amid significantly heightened volatility, the tables started to turn rapidly. Concerns about Microsoft's antitrust ruling and out-of-sight valuation levels finally triggered waves of selling that sent the index down nearly 25% from its high by the end of April.

In this same period, fixed-income securities of all types, including bonds and preferred stocks, struggled as interest rates rose on fears that the roaring U.S. economy and the rebound of many others around the world would spark an inflation outbreak.

While the battle between old and new rages on, several things are clear:
More than ever, diversification and a long-term investment perspective are two of an investor's best allies. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS FINUCANE AND THOMAS GOGGINS, PORTFOLIO MANAGERS

John Hancock
Regional Bank Fund

Regional bank stocks suffer downdraft
before rebounding in March

[A 3" x 2" photo at bottom right side of page of John Hancock Regional Bank Fund. Caption below reads "Fund management team members. Standing (l-r): Jay McKelvey, Tom Goggins and Tom Finucane. Sitting (l-r): Lisa Welch, Jim Schmidt and Patricia Ouimet."]

For much of the last six months, bank stocks continued to buck the stiff headwinds of rising interest rates and a red-hot technology sector that held investors' undivided attention. News of earnings shortfalls at several of the well-managed and strong superregional banks further rattled bank stocks, although overall earnings growth for the group remained solid. Adding insult to injury, underperforming value funds continued to fall out of favor as investors jumped on the growth/technology bandwagon. So value fund managers, who are typically buyers of financial stocks, either sold them to meet the tide of redemptions, further depressing their prices, or they ignored them in favor of technology stocks.

The tables turned decidedly positive in early March, when tech stocks plunged from their stratospheric levels and investors finally broadened their horizons to include bank stocks. But this encouraging upturn at the end of the period, and the brief flurry at the beginning last November after financial reform legislation was enacted, were by no means enough to overcome the difficult environment in between.

"...stiff
 headwinds
 of rising
 interest rates
 and a red-hot
 technology
 sector..."

Good fundamentals, record low prices

In fact, when bank stocks hit bottom on March 8, they had fallen to historically low levels by some standards. For example, the price-earnings ratio for bank stocks was only 40% of the Standard & Poor's 500 Index's ratio. That was at or near the level set in 1990, when many banks were in crisis due to the economic recession and a critical number of problem loans. Then, those stock price levels were understandable, as many banks were on the verge of collapse.

[Table at top left hand column entitled "Top Five Common Stock Holdings." The first listing is Firstar Corp. 3.6%, the second is Wells Fargo 3.4%, the third FleetBoston Financial 3.3%, the fourth Bank of New York 3.2% and the fifth AmSouth Bancorp. 2.9%. A note below the table reads "As a percentage of net assets on April 30, 2000."]

"...bank
 fundamentals
 are worlds
 better."

The frustration today is that bank fundamentals are worlds better. Earnings growth, while slower than it was several years ago, is still averaging 12%. Loan growth remains excellent, the level of non-performing assets is still very low, and revenue growth remains good, especially in the non-interest income, fee-related line. Yet with each of the half-dozen or so bank earnings disappointments announced during this period, the market seriously overreacted, in our view, punishing the stock not only of the offending bank, but also of regional banks in general. In this environment, only 10 of our approximately
190 holdings managed stock price increases (excluding takeovers) over the last six months.

[Table at bottom of left hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers." The first listing is UnionBanCal followed by a down arrow with the phrase "Market is suspicious of loan quality." The second listing is Compass Bancshares followed by a down arrow with the phrase "Engaged in spree of dilutive deals and paid the price." The third listing is City National followed by an up arrow with the phrase "Consistently beats earnings expectations." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

Regional banks hurt fund

Although we ended April on a high note, with the Fund rebounding by nearly 20% between early March and the end of April, the period as a whole was a difficult and disappointing one for John Hancock Regional Bank Fund. For the six months ended April 30, 2000, the Fund's Class A, Class B and Class C shares posted total returns of -22.87%, -23.16% and -23.16% at net asset value. That compared to the -8.76% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

Our performance versus the Lipper group of financial services funds suffered from our concentration in regional banks. The best financial stocks to own during this period were securities brokers, money center banks and the larger diversified firms such as American Express and AIG. Furthermore, despite generally on-target earnings, we did have positions in several banks whose stocks declined due to disappointing earnings, including U.S. Bancorp and First Tennessee.

Basic strategy intact

Over the last six months we maintained our long-term strategy of owning regional banks that can produce reliable earnings growth and also have the potential to benefit from industry consolidation. Because of the steady increase in interest rates, we are especially wary of banks or thrifts that have asset-liability mismatches that make them vulnerable to high rates. We cut back on our positions in the larger, more liquid and higher-priced regionals such as Wells Fargo and BB&T to meet redemptions that occurred during the period. We applied any new money that came into the Fund toward selected mid-sized names, such as Commerce Bancshares and M&T Bank Corp., where we have high confidence in the management. Some of these stocks have been out of favor and now trade at extremely low valuation levels.

[Bar chart at top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended April 30, 2000." The chart is scaled in increments of 5% with -25% at the bottom and 0% at the top. The first bar represents the -22.87% total return for John Hancock Regional Bank Fund Class A. The second bar represents the -23.16% total return for John Hancock Regional Bank Fund Class B. The third bar represents the -23.16% total return for John Hancock Regional Bank Fund Class C. The fourth bar represents the -8.76% total return for Average financial services fund. A note below the chart reads "Total returns for John Hancock Regional Bank Fund are at net asset value with all distributions reinvested. The average financial services fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Mergers still a factor

Since the beginning of 2000, seven of the Fund's holdings announced they were being taken over, a slight pickup in pace over 1999. Although the recent merger activity has been among smaller names, the environment remains good. The larger acquiring banks have maintained higher price-earnings ratios than the smaller target banks, making mergers easier to accomplish. Furthermore, 2000 is likely to be the last year for using the more favorable "pooling" method of accounting for acquisitions, and that could provide extra incentive for more banks to act sooner rather than later.

One positive merger development that occurred during the period involved Dime Bancorp., which was in the process of merging with Hudson United. However, the price was so cheap that another bank, North Fork, entered a hostile bid for Dime, broke up the merger and put forth an alternative proposal. Dime was one of the stocks that made a positive contribution to Fund performance this period. While such takeovers don't happen often in banking, we like to see them because they usually result in higher prices for bank shareholders. Furthermore, the periodic threat of them prompts underperforming bank managements to pay more attention to shareholder value.

"We are
 encouraged
 by the latest
 upswing in
 bank stock
 prices..."

Reasons for optimism

We are encouraged by the latest upswing in bank stock prices and believe there are a number of reasons for optimism. Although earnings growth for the banks has slowed from the unsustainable levels of the past five years, it has been far better than the performance of the stocks would indicate. Lately investors seem to be taking notice and are turning away from some of the higher-priced NASDAQ issues in favor of some of the value-oriented "old economy" stocks such as banks. The belief could also be building that the Federal Reserve is getting closer to the end of this cycle of interest-rate hikes. We witnessed similar activity at the start of 1995, when, after a crushing series of rate increases in 1994, bank stocks started an explosive rally in advance of the Fed's final tightening in February 1995. We have been through many periods before when our stocks have been unpopular, and those companies that achieved our earnings targets have always rewarded us eventually.

-------------------------------------------------------------------------

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to different, and sometimes greater, risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Regional Bank Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Prior to August 1992, different sales charges were in effect for Class A shares and are not reflected in the performance data. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for risks associated with industry segment investing before you invest or send money.

CLASS A
For the period ended March 31, 2000
                                                                     SINCE
                                              ONE         FIVE     INCEPTION
                                             YEAR        YEARS      (1/3/92)
                                            ------      -------     --------
Cumulative Total Returns                   (22.41%)     101.46%      305.16%
Average Annual Total Returns               (22.41%)      15.04%       18.50%

CLASS B
For the period ended March 31, 2000
                                              ONE         FIVE          TEN
                                             YEAR        YEARS        YEARS
                                            ------      -------     --------
Cumulative Total Returns                   (22.50%)     102.46%      447.94%
Average Annual Total Returns               (22.50%)      15.15%       18.54%

CLASS C
For the period ended March 31, 2000
                                                         SINCE
                                              ONE      INCEPTION
                                             YEAR       (3/1/99)
                                            ------      -------
Cumulative Total Return                    (20.43%)     (20.18%)
Average Annual Total Return                (20.43%)     (18.81%)



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Regional Bank Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Regional Bank Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $41,779 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund on January 3, 1992, before sales charge, and is equal to $41,039 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $38,987 as of April 30, 2000.

Line chart with the heading John Hancock Regional Bank Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $55,150 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund on October 31, 1989, before sales charge, and is equal to $48,426 as of April 30, 2000.

Line chart with the heading John Hancock Regional Bank Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $11,896 as of April 30, 20000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund on March 1, 1999, before sales charge, and is equal to $7,750 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $7,673 as of April 30, 2000.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds -- Regional Bank Fund

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 2000 (Unaudited)
--------------------------------------------------------------
Assets:
Investments at value -- Note C and D:
Common and preferred stocks and warrants
Unaffiliated Issuers (cost -- $1,627,977,789)   $2,731,413,333
Affiliated Issuers (cost -- $29,086,268)            33,455,700
Bonds (cost -- $5,455,030)                           5,214,620
Joint repurchase agreement
(cost -- $101,079,000)                             101,079,000
Corporate savings account                                  787
                                             -----------------
                                                 2,871,163,440
Receivable for investments sold                      1,775,635
Receivable for shares sold                           1,845,182
Dividends receivable                                 5,770,633
Interest receivable                                    211,500
Other assets                                           192,000
                                             -----------------
Total Assets                                     2,880,958,390
                                             -----------------
Liabilities:
Payable for investments purchased                    5,109,857
Payable for shares repurchased                       3,691,755
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                             3,445,134
Accounts payable and accrued expenses                  234,516
                                             -----------------
Total Liabilities                                   12,481,262
                                             -----------------
Net Assets:
Capital paid-in                                  1,523,405,862
Accumulated net realized gain on
investments and foreign currency
transactions                                       235,466,806
Net unrealized appreciation of
investments                                      1,107,564,566
Undistributed net investment income                  2,039,894
                                             -----------------
Net Assets                                      $2,868,477,128
                                             =================
Net Asset Value Per Share:
(Based on net assets and shares
of beneficial interest outstanding --
unlimited number of shares authorized
with no par value)
Class A -- $745,199,601/21,082,908                      $35.35
==============================================================
Class B -- $2,101,607,997/59,800,053                    $35.14
==============================================================
Class C -- $21,669,530/616,649 -- Note A                $35.14
==============================================================
Maximum Offering Price Per Share*
Class A -- ($35.35/0.95)                                $37.21
==============================================================
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.



The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended April 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Dividends (including $905,949 received
from affiliated issuers and net of
foreign withholding taxes of $22,488)              $55,728,479
Interest                                             3,030,481
                                             -----------------
                                                    58,758,960
                                             -----------------
Expenses:
Investment management fee -- Note B                 13,307,526
Distribution and service fee -- Note B
Class A                                              1,331,271
Class B                                             13,079,615
Class C                                                 60,428
Transfer agent fee -- Note B                         4,592,712
Accounting and legal service fee --
Note B                                                 337,200
Custodian fee                                          286,319
Trustees' fees                                         117,673
Miscellaneous                                          104,418
Printing                                                94,528
Registration and filing fees                            42,583
Auditing fee                                            18,890
Legal fees                                              11,877
                                             -----------------
Total Expenses                                      33,385,040
                                             -----------------
Net Investment Income                               25,373,920
                                             -----------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold
(including net realized gain of
$573,133 on sales of investments in
affiliated issuers)                                236,073,721
Change in net unrealized
appreciation/depreciation of
investments                                     (1,351,265,966)
                                             -----------------
Net Realized and Unrealized Loss on
Investments                                     (1,115,192,245)
                                             -----------------
Net Decrease in Net Assets Resulting
from Operations                                ($1,089,818,325)
                                             =================

See notes to financial statements.



Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED
                                                                     YEAR ENDED        APRIL 30, 2000
                                                               OCTOBER 31, 1999           (UNAUDITED)
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                               $48,177,641           $25,373,920
Net realized gain on investments
sold                                                                467,488,065           236,073,721
Change in net unrealized
appreciation/depreciation of
investments                                                        (204,398,999)       (1,351,265,966)
                                                              -----------------     -----------------
Net Increase (Decrease) in Net
Assets Resulting from Operations                                    311,266,707        (1,089,818,325)
                                                              -----------------     -----------------
Distributions to Shareholders:
Dividends from net investment income
Class A -- ($0.7040 and $0.4047,
per share, respectively)                                            (19,540,749)           (8,926,363)
Class B -- ($0.3780 and $0.2591,
per share, respectively)                                            (31,847,104)          (16,703,864)
Class C** -- ($0.2622 and $0.2591,
per share, respectively)                                                (17,644)              (95,888)
Distributions from net realized gain on investments sold
Class A -- ($1.4700 and $4.2472, per share, respectively)           (43,781,790)          (97,505,447)
Class B -- ($1.4700 and $4.2472, per share, respectively)          (132,283,160)         (294,149,675)
Class C** -- (none and $4.2472, per share, respectively)                     --              (671,576)
                                                              -----------------     -----------------
Total Distributions to
Shareholders                                                       (227,470,447)         (418,052,813)
                                                              -----------------     -----------------
From Fund Share Transactions --
Net:*                                                            (1,239,045,771)         (475,584,494)
                                                              -----------------     -----------------
Net Assets:
Beginning of period                                               6,007,182,271         4,851,932,760
                                                              -----------------     -----------------
End of period (including
undistributed net investment
income of $2,392,089 and
$2,039,894, respectively)                                        $4,851,932,760        $2,868,477,128
                                                              =================     =================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

See notes to financial statements.



Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------
* Analysis of Fund Share Transactions:
                                                                                              SIX MONTHS ENDED
                                                       YEAR ENDED                              APRIL 30, 2000
                                                    OCTOBER 31, 1999                             (UNAUDITED)
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                    11,641,658          $603,173,333             3,199,886          $120,279,626
Shares issued to shareholders in
reinvestment of distributions                   1,047,363            52,029,344             2,211,534            88,232,024
                                        -----------------     -----------------     -----------------     -----------------
                                               12,689,021           655,202,677             5,411,420           208,511,650
Less shares repurchased                       (18,945,731)         (971,792,774)           (7,872,155)         (293,121,506)
                                        -----------------     -----------------     -----------------     -----------------
Net decrease                                   (6,256,710)        ($316,590,097)           (2,460,735)         ($84,609,856)
                                        =================     =================     =================     =================
CLASS B
Shares sold                                     8,751,598          $443,975,183             4,935,423          $190,619,604
Shares issued to shareholders in
reinvestment of distributions                   2,186,603           108,129,488             5,284,264           210,110,703
                                        -----------------     -----------------     -----------------     -----------------
                                               10,938,201           552,104,671            10,219,687           400,730,307
Less shares repurchased                       (29,494,671)       (1,481,370,072)          (21,865,962)         (809,313,786)
                                        -----------------     -----------------     -----------------     -----------------
Net decrease                                  (18,556,470)        ($929,265,401)          (11,646,275)        ($408,583,479)
                                        =================     =================     =================     =================
CLASS C**
Shares sold                                       138,401            $7,013,754               537,322           $19,539,879
Shares issued to shareholders in
reinvestment of distributions                         321                15,312                15,980               630,318
                                        -----------------     -----------------     -----------------     -----------------
                                                  138,722             7,029,066               553,302            20,170,197
Less shares repurchased                            (4,427)             (219,339)              (70,948)           (2,561,356)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      134,295            $6,809,727               482,354           $17,608,841
                                        =================     =================     =================     =================

** Class C shares commenced operations on March 1, 1999.

See notes to financial statements.



Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
---------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,                         SIX MONTHS ENDED
                                  -----------------------------------------------------------------------------   APRIL 30, 2000
                                       1995            1996            1997            1998            1999        (UNAUDITED)
                                  -------------   -------------   -------------   -------------   -------------   ---------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $21.52          $27.14          $33.99          $48.73          $50.34          $51.21
                                  -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income(1)                   0.52            0.63            0.64            0.66            0.68            0.38
Net Realized and Unrealized
Gain (Loss) on Investments                 5.92            7.04           15.02            1.99            2.36          (11.59)
                                  -------------   -------------   -------------   -------------   -------------   -------------
Total from Investment Operations           6.44            7.67           15.66            2.65            3.04          (11.21)
                                  -------------   -------------   -------------   -------------   -------------   -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.48)          (0.60)          (0.61)          (0.65)          (0.70)          (0.40)
Distributions from Net
Realized Gain on
Investments Sold                          (0.34)          (0.22)          (0.31)          (0.39)          (1.47)          (4.25)
                                  -------------   -------------   -------------   -------------   -------------   -------------
Total Distributions                       (0.82)          (0.82)          (0.92)          (1.04)          (2.17)          (4.65)
                                  -------------   -------------   -------------   -------------   -------------   -------------
Net Asset Value, End of
Period                                   $27.14          $33.99          $48.73          $50.34          $51.21          $35.35
                                  =============   =============   =============   =============   =============   =============
Total Investment Return at
Net Asset Value(2)                       31.00%          28.78%          46.79%           5.33%           6.24%         (22.87%)(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                         $486,631        $860,843      $1,596,836      $1,500,200      $1,205,712        $745,200
Ratio of Expenses to Average
Net Assets                                1.39%           1.36%           1.30%           1.24%           1.27%           1.38%(4)
Ratio of Net Investment
Income to Average Net
Assets                                    2.23%           2.13%           1.55%           1.23%           1.33%           1.97%(4)
Portfolio Turnover Rate                     14%              8%              5%              5%              4%              1%

CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $21.43          $27.02          $33.83          $48.48          $50.08          $50.94
                                  -------------   -------------   -------------   -------------   -------------   -------------
Net Investment Income(1)                   0.36            0.42            0.35            0.30            0.35            0.25
Net Realized and Unrealized
Gain (Loss) on Investments                 5.89            7.01           14.95            1.97            2.36          (11.54)
                                  -------------   -------------   -------------   -------------   -------------   -------------
Total from Investment Operations           6.25            7.43           15.30            2.27            2.71          (11.29)
                                  -------------   -------------   -------------   -------------   -------------   -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.32)          (0.40)          (0.34)          (0.28)          (0.38)          (0.26)
Distributions from Net
Realized Gain on
Investments Sold                          (0.34)          (0.22)          (0.31)          (0.39)          (1.47)          (4.25)
                                  -------------   -------------   -------------   -------------   -------------   -------------
Total Distributions                       (0.66)          (0.62)          (0.65)          (0.67)          (1.85)          (4.51)
                                  -------------   -------------   -------------   -------------   -------------   -------------
Net Asset Value, End of
Period                                   $27.02          $33.83          $48.48          $50.08          $50.94          $35.14
                                  =============   =============   =============   =============   =============   =============
Total Investment Return at
Net Asset Value(2)                       30.11%          27.89%          45.78%           4.62%           5.55%         (23.16%)(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                       $1,236,447      $2,408,514      $4,847,755      $4,506,983      $3,639,380      $2,101,608
Ratio of Expenses to Average
Net Assets                                2.09%           2.07%           2.00%           1.92%           1.92%           2.08%(4)
Ratio of Net Investment
Income to Average Net
Assets                                    1.53%           1.42%           0.84%           0.56%           0.68%           1.27%(4)
Portfolio Turnover Rate                     14%              8%              5%              5%              4%              1%

See notes to financial statements.



Financial Highlights (continued)
-----------------------------------------------------------------
                                    PERIOD FROM
                                  MARCH 1, 1999
                               (COMMENCEMENT OF  SIX MONTHS ENDED
                                 OPERATIONS) TO    APRIL 30, 2000
                               OCTOBER 31, 1999       (UNAUDITED)
                                  -------------     -------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $50.77            $50.94
                                  -------------     -------------
Net Investment Income(1)                   0.22              0.25
Net Realized and Unrealized
Gain (Loss) on Investments                 0.21            (11.54)
                                  -------------     -------------
Total from Investment Operations           0.43            (11.29)
                                  -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.26)            (0.26)
Distributions from Net
Realized Gain on
Investments Sold                             --             (4.25)
                                  -------------     -------------
Total Distributions                       (0.26)            (4.51)
                                  -------------     -------------
Net Asset Value, End of
Period                                   $50.94            $35.14
                                  =============     =============
Total Investment Return at
Net Asset Value(2)                        0.87%(3)        (23.16%)(3)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $6,841           $21,670
Ratio of Expenses to Average
Net Assets                                1.97%(4)          2.08%(4)
Ratio of Net Investment
Income to Average Net Assets              0.65%(4)          1.27%(4)
Portfolio Turnover Rate                      4%                1%

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) Annualized.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions and total investment return of the Fund.
It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Schedule of Investments
April 30, 2000 (Unaudited)
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Regional Bank Fund on April 30, 2000. It's divided into four main categories: common stocks and warrants, preferred stocks, bonds and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's
"cash" position, are listed last.


                                                                        NUMBER OF        MARKET
ISSUER, DESCRIPTION, STATE                                               SHARES           VALUE
--------------------------                                             ----------     --------------
COMMON STOCKS AND WARRANTS
Money Center Banks (1.73%)
Chase Manhattan Corp. (NY)                                                687,540        $49,545,851
                                                                                       -------------

Superregional Banks (27.04%)
Bank of America Corp. (NC)                                              1,598,382         78,320,718
Bank of New York Co., Inc. (NY)                                         2,241,398         92,037,405
Bank One Corp. (OH)                                                     1,522,941         46,449,701
First Union Corp. (NC)                                                  1,616,244         51,517,778
FleetBoston Financial Corp. (MA)                                        2,641,801         93,618,823
KeyCorp (OH)                                                              623,934         11,542,779
Mellon Financial Corp. (PA)                                             1,657,804         53,256,954
National City Corp. (OH)                                                2,630,328         44,715,576
PNC Bank Corp. (PA)                                                       660,400         28,809,950
SunTrust Banks, Inc. (GA)                                               1,096,515         55,648,136
U.S. Bancorp (MN)                                                       4,035,639         81,973,917
Wachovia Corp. (NC)                                                       645,787         40,482,773
Wells Fargo Co. (CA)                                                    2,371,294         97,371,260
                                                                                       -------------
                                                                                         775,745,770
                                                                                       -------------
Banks -- United States (51.46%)
ABC Bancorp. (GA)                                                         209,600          2,069,800
American Bancorp. (WV)                                                    145,000          1,721,875
AmSouth Bancorp. (AL)                                                   5,808,222         84,582,233
Associated Banc-Corp. (WI)                                                304,706          7,789,047
BancFirst Corp. (OK)                                                      294,954          7,945,323
BancFirst Ohio Corp. (OH)                                                  43,000            833,125
BancorpSouth, Inc. (MS)                                                   247,850          3,826,184
BancWest Corp. (HI)                                                     2,087,780         38,232,471
Banknorth Group, Inc. (VT)                                                898,540         21,452,642
BB&T Corp. (NC)                                                         2,225,490         59,253,671
Brenton Banks, Inc. (IA)                                                  411,799          4,015,040
Bryn Mawr Bank Corp. (PA)                                                 197,900          4,304,325
BSB Bancorp, Inc. (NY)                                                     77,075          1,527,048
BT Financial Corp. (PA)                                                   211,762          3,639,659
CB Bancshares, Inc. (HI)                                                  140,600          3,515,000
CCB Financial Corp. (NC)                                                1,069,878         42,327,048
Centura Banks, Inc. (NC)                                                  519,025         21,442,220
Chittenden Corp. (VT)                                                     941,489         25,008,302
Citizens Banking Corp. (MI)                                               245,015          4,379,643
City National Corp. (CA)                                                  559,800         20,607,638
Colonial BancGroup, Inc. (AL)                                           1,073,100         10,060,313
Comerica, Inc. (MI)                                                     1,195,697         50,667,660
Commerce Bancshares, Inc. (MO)                                          1,140,282         35,206,207
Commercial Bankshares, Inc. (FL)                                          199,052          3,533,173
Community Bank System, Inc. (NY)                                          142,500          3,241,875
Community First Bankshares, Inc. (ND)                                     784,000         13,230,000
Compass Bancshares, Inc. (AL)                                           1,987,625         36,771,063
Cullen/Frost Bankers., Inc. (TX)                                        2,060,400         50,866,125
Eldorado Bancshares, Inc.* (CA)                                           269,500          1,886,500
F & M National Corp. (VA)                                                 138,174          3,307,540
Fifth Third Bancorp (OH)                                                  414,917         26,191,636
First Citizens BancShares, Inc.  (Class A) (NC)                            87,344          5,513,590
First Colonial Group, Inc. (PA)                                            34,517            604,048
First Republic Bank* (CA)                                                 259,162          5,086,054
First Security Corp. (UT)                                               1,628,778         23,006,489
First Source Corp. (IN)                                                   150,000          3,093,750
First State Bancorp. (NM)                                                 159,750          2,076,750
First Tennessee National Corp. (TN)                                     2,820,300         53,585,700
First Virginia Banks, Inc. (VA)                                            96,749          3,531,339
Firstar Corp. (WI)                                                      4,177,619        103,918,273
Firstbank Corp. (MI)                                                      116,480          2,315,040
FirstMerit Corp. (OH)                                                     556,981          9,120,564
F.N.B. Corp. (PA)                                                         249,737          4,932,311
Fulton Financial Corp. (PA)                                               536,273         11,027,114
Gold Banc Corp. (KS)                                                       63,856            395,109
Greater Bay Bancorp. (CA)                                                  62,668          2,664,368
Hancock Holding Co. (MS)                                                  326,200         11,294,675
Harleysville National Corp. (PA)                                           49,353          1,443,575
Hibernia Corp. (Class A) (LA)                                             509,800          5,416,625
Hudson United Bancorp. (NJ)                                               674,781         15,224,746
Huntington Bancshares, Inc. (OH)                                          372,137          6,791,500
Independent Bank Corp. (MA)                                               820,000          8,405,000
Interchange Financial Services Corp. (NJ)                                 323,625          4,601,559
Keystone Financial, Inc. (PA)                                             148,845          2,232,675
M&T Bank Corp. (NY)                                                        55,185         24,240,010
Marshall & Ilsley Corp. (WI)                                              642,480         29,835,165
Mercantile Bankshares Corp. (MD)                                          835,550         23,813,175
MetroBanCorp. (IN)                                                         30,781            162,564
Mississippi Valley Bancshares, Inc.  (MO)                                 246,300          5,418,600
National City Bancshares, Inc. (IN)                                        95,634          2,103,948
North Fork Bancorp., Inc. (NY)                                          3,940,627         63,788,900
North Valley Bancorp. (CA)                                                189,200          1,889,048
Old Kent Financial Corp. (MI)                                             910,571         27,430,951
Old National Bancorp. (IN)                                                200,156          6,530,090
One Valley Bancorp., Inc. (WV)                                            261,106          8,861,285
Pacific Century Financial Corp. (HI)                                    1,223,266         25,153,407
Provident Bankshares Corp. (MD)                                           554,680          8,285,538
Provident Financial Group, Inc. (OH)                                      142,539          4,178,174
Regions Financial Corp. (AL)                                              917,500         18,751,406
Riggs National Corp. (DC)                                                 202,000          2,739,625
Seacoast Banking Corp. (Class A) (FL)                                     168,300          4,333,725
Simmons First National Corp. (Class A) (AR)                               303,500          7,132,250
Sky Financial Group, Inc. (OH)                                            346,012          5,687,572
SouthTrust Corp. (AL)                                                   1,362,650         32,533,269
Southwest Bancorp., Inc. (OK)                                             127,500          2,199,375
Southwest Bancorp. of Texas, Inc.* (TX)                                    97,100          1,899,519
State Street Corp. (MA)                                                   239,500         23,201,562
Sterling Bancshares, Inc. (TX)                                            367,130          4,038,430
Summit Bancorp. (NJ)                                                    2,184,725         55,437,397
Susquehanna Bancshares, Inc. (PA)                                         669,693          9,250,135
Synovus Financial Corp. (GA)                                              106,800          1,982,475
TCF Financial Corp. (MN)                                                1,179,942         27,581,144
Texas Regional Bancshares, Inc.  (Class A) (TX)                           412,500         11,782,031
Three Rivers Bancorp, Inc. (PA)                                           103,250            909,891
TriCo Bancshares (CA)                                                     330,075          5,281,200
Trustmark Corp. (MS)                                                      294,000          5,402,250
UnionBanCal Corp. (CA)                                                  1,917,900         53,101,856
Union Planters Corp. (TN)                                                 578,067         16,366,522
U.S.B. Holding Co., Inc. (NY)                                             123,375          1,704,117
USBANCORP., Inc. (PA)                                                     206,500          1,122,844
Westamerica Bancorp. (CA)                                                 715,575         17,934,098
West Coast Bancorp. (OR)                                                  145,095          1,505,361
Whitney Holding Corp. (LA)                                                428,300         14,936,962
Zions Bancorp. (UT)                                                       909,000         37,723,500
                                                                                       -------------
                                                                                       1,475,944,612
                                                                                       -------------
Thrifts (15.39%)
Ambanc Holding Co., Inc. (NY)                                             207,100          2,925,287
Andover Bancorp., Inc. (MA)                                                45,000          1,229,063
Astoria Financial Corp. (NY)                                              880,000         24,255,000
Bank United Corp. (Class A) (TX)                                          188,600          6,259,162
BostonFed Bancorp., Inc. (MA)                                             330,700          4,381,775
Cameron Financial Corp. (MO)                                               82,500          1,082,813
CCF Holding Co. (GA)                                                       49,687            652,142
Charter One Financial, Inc. (OH)                                        3,964,315         80,525,148
Commercial Federal Corp. (NE)                                           1,571,682         24,459,301
Dime Bancorp., Inc. (NY)                                                1,349,500         25,303,125
Dime Community Bancshares., Inc. (NY)                                     284,900          4,932,331
Eagle Bancshares, Inc. (GA)                                                21,500            299,656
ESB Financial Corp. (PA)                                                  141,928          1,561,208
EverTrust Financial Group, Inc. (WA)                                      100,000            987,500
First Defiance Financial Corp. (OH)                                       186,000          1,627,500
First Federal Capital Corp. (WI)                                          280,000          3,220,000
First Financial Holdings, Inc. (SC)                                       177,000          2,411,625
First Washington Bancorp, Inc. (WA)                                       100,000          1,500,000
Flagstar Bancorp., Inc. (MI)                                              130,000          1,755,000
Flushing Financial Corp. (NY)                                             120,000          1,680,000
FMS Financial Corp. (NJ)                                                   72,000            562,500
Frankfort First Bancorp., Inc. (KY)                                        72,500            824,688
GA Financial, Inc. (PA)                                                   334,500          3,993,094
Golden State Bancorp., Inc.* (CA)                                         684,686         10,527,047
Granite State Bankshares, Inc. (NH)                                       126,600          2,057,250
GreenPoint Financial Corp. (NY)                                         2,702,500         50,334,063
Highland Bancorp., Inc. (CA)                                              175,000          4,200,000
HMN Financial, Inc. (MN)                                                  140,000          1,592,500
Home Federal Bancorp. (IN)                                                166,100          2,802,938
Independence Community Bank Corp. (NY)                                    331,200          3,891,600
Industrial Bancorp., Inc. (OH)                                            140,000          1,540,000
InterWest Bancorp., Inc. (WA)                                              60,100            961,600
ISB Financial Corp. (LA)                                                  320,000          4,480,000
Logansport Financial Corp. (IN)                                            77,500            731,406
MAF Bancorp., Inc. (IL)                                                   526,743          9,876,431
MASSBANK Corp. (MA)                                                       103,899          2,907,551
Medford Bancorp., Inc. (MA)                                               208,500          3,127,500
Mystic Financial, Inc. (MA)                                                59,500            609,875
OceanFirst Financial Corp. (NJ)                                            45,000            720,000
Pamrapo Bancorp., Inc. (NJ)                                               120,000          2,310,000
Peoples Heritage Financial Group, Inc.  (ME)                            2,117,838         27,664,259
Permanent Bancorp., Inc. (IN)                                             100,000          1,950,000
PFF Bancorp., Inc. (CA)                                                   190,000          2,671,875
Prestige Bancorp., Inc. (PA)                                               53,015            516,896
Quaker City Bancorp., Inc.* (CA)                                          109,687          1,549,329
Roslyn Bancorp., Inc. (NY)                                                177,562          3,018,554
Southern Financial Bancorp., Inc. (VA)                                     64,098            905,384
Sovereign Bancorp., Inc. (PA)                                              59,302            407,701
Sterling Financial Corp.* (WA)                                            206,877          2,198,068
Texarkana First Financial Corp. (AR)                                      124,800          2,121,600
Washington Federal, Inc. (WA)                                           1,128,964         19,686,310
Washington Mutual, Inc. (WA)                                            2,889,474         73,862,179
Webster Financial Corp. (CT)                                              140,000          2,992,500
WSFS Financial Corp. (DE)                                                 239,400          2,932,650
                                                                                       -------------
                                                                                         441,574,984
                                                                                       -------------
Banks -- Foreign (0.31%)
Popular, Inc. (Puerto Rico)                                               445,500          8,965,688
                                                                                       -------------
WARRANTS (0.04%)
Golden State Bancorp, Inc.*  (Litigation) (CA)                            270,000          1,113,750
                                                                                       -------------
TOTAL COMMON STOCKS AND WARRANTS
(Cost $1,644,726,557)                                                     (95.97%)     2,752,890,655
                                                                                       -------------
PREFERRED STOCKS
Chevy Chase Pref. Capital Corp.,  Ser A, 10.375%
(MD)                                                                       18,000            864,000
Chevy Chase Savings, 13.00% (MD)                                           50,000          1,262,500
First Preferred Capital I, 9.25% (MO)                                     100,000          2,475,000
First Source Capital Trust I, 9.00% (IN)                                   40,000            970,000
First Source Capital Trust II, 8.14% **  (IN)                              40,000            895,000
IFC Capital Trust I, 9.25% (IN)                                           160,000          4,100,000
Sterling Bancshares Capital Trust I,  9.28% (TX)                           60,000          1,411,878
                                                                                       -------------
TOTAL PREFERRED STOCKS
(Cost $12,337,500)                                                         (0.42%)        11,978,378
                                                                                       -------------
TOTAL COMMON STOCKS, WARRANTS
AND PREFERRED STOCKS
(Cost $1,657,064,057)                                                     (96.39%)     2,764,869,033
                                                                                       -------------

                                                          INTEREST       PAR VALUE          MARKET
ISSUER, DESCRIPTION                                         RATE       (000s OMITTED)        VALUE
-------------------                                       --------      ------------     -----------
BONDS
Bank United Capital Trust, Pref Sec,
Ser A, 12-31-26                                             10.25%         $2,000          1,720,000
Imperial Capital Trust I, Capital
Securities 12-31-26                                          9.98           1,500          1,387,500
Susquehanna Bancshares, Inc., Conv Sub
Deb 02-01-05                                                 9.00           2,000          2,107,120
                                                                                       -------------
TOTAL BONDS
(Cost $5,455,030)                                                          (0.18%)         5,214,620
                                                                        ---------      -------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.52%)
Investment in a joint repurchase
agreement transaction with  SBC
Warburg, Inc. -- Dated  04-28-00, due
05-01-00 (Secured by U.S. Treasury
Bonds, 5.50% thru 9.25%,  due 02-15-16
thru 08-15-28)  -- Note A                                    5.73          101,079       101,079,000
                                                                                      --------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
4.85%                                                                                            787
                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS                                                (3.52%)      101,079,787
                                                                         ---------    --------------
TOTAL INVESTMENTS                                                         (100.09%)    2,871,163,440
                                                                         ---------    --------------
OTHER ASSETS AND LIABILITIES, NET                                           (0.09%)       (2,686,312)
                                                                         ---------    --------------
TOTAL NET ASSETS                                                          (100.00%)   $2,868,477,128
                                                                         =========    ==============

 * Non-income producing security.

** Variable rate as of April 30, 2000.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Regional Bank Fund

(UNAUDITED)
NOTE A--
ACCOUNTING POLICIES

John Hancock Investment Trust II (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series portfolios: John Hancock Regional Bank Fund (the "Fund"), John Hancock Financial Industries Fund and John Hancock Small Cap Value Fund. The other series of the Trust are reported in separate financial statements. The investment objective of the Fund is to achieve long-term capital appreciation from a portfolio of equity securities of regional banks and lending institutions. The Fund suspended sales to new investors from March 12, 1997 until it was reopened on November 4, 1998.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Beginning May 1, 2000, all retail purchases of Class C shares will be assessed a 1% up-front sales charge.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt instruments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowings. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended April 30, 2000.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and
(b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended April 30, 2000, net sales charges received with regard to sales of Class A shares amounted to $380,564. Out of this amount, $183,134 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $121,913 was paid as sales commissions to unrelated broker-dealers and $75,517 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 2000, the contingent deferred sales charges received by JH Funds amounted to $8,988,151.

Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 2000, contingent deferred sales charges paid to JH Funds amounted to $11,127.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S. Scipione are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended April 30, 2000, aggregated $28,980,414 and $810,551,936, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 2000.

The cost of investments owned at April 30, 2000 (including short-term investments) for federal income tax purposes was $1,763,965,921. Gross unrealized appreciation and depreciation of investments aggregated $1,144,383,208 and $37,186,476, respectively, resulting in net unrealized appreciation of $1,107,196,732.

NOTE D -
TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2000 is set forth below.

                                                   ACQUISITIONS       DISPOSITIONS
                                      BEGINNING  ------------------------------------   ENDING
                                          SHARE   SHARE             SHARE                SHARE    REALIZED   DIVIDEND      ENDING
AFFILIATE                                AMOUNT  AMOUNT     COST   AMOUNT        COST   AMOUNT  GAIN (LOSS)    INCOME       VALUE
---------                             -------------------------------------------------------------------------------------------
BostonFed Bancorp., Inc. (MA)           330,700      --       --       --          --  330,700          --    $39,684  $4,381,775
Catskill Financial Corp. (NY)           210,000      --       --  210,000  $2,263,753       --     $46,171     23,100          --
CCF Holding Co. (GA)                     49,687      --       --       --          --   49,687          --      7,949     652,142
Commercial Bankshares, Inc. (FL)        189,574      --       --       --          --  199,052(1)       --     39,804   3,533,173
Elmira Savings Bank (NY)                 38,531      --       --   38,531     431,310       --     453,789     12,330          --
First Federal Bancorp. (MN)             126,000      --       --  126,000     715,500       --     245,218         --          --
First Source Capital Trust II,
  8.14% (IN)                             40,000      --       --       --          --   40,000          --     36,450     895,000
Frankfort First Bancorp., Inc. (KY)      72,500      --       --       --          --   72,500          --     34,800     824,688
GA Financial, Inc. (PA)                 384,500      --       --   50,000     575,000  334,500      34,104    130,730   3,993,094
IFC Capital Trust I,  9.25% (IN)        160,000      --       --       --          --  160,000          --    185,000   4,100,000
Independent Bank Corp. (MA)             820,000      --       --       --          --  820,000          --    164,000   8,405,000
Logansport Financial Corp. (IN)          77,500      --       --       --          --   77,500          --     17,050     731,406
North Valley Bancorp. (CA)              181,700   7,500  $79,281                       189,200          --     37,090   1,889,048
NS & L Bancorp. (MO)                     42,000      --       --   42,000     450,625       --     (33,890)     6,720          --
Prestige Bancorp., Inc. (PA)             98,015      --       --   45,000     517,627   53,015     (69,204)    12,742     516,896
Sobieski Bancorp., Inc. (IN)             40,000      --       --   40,000     448,750       --     (48,763)     6,400          --
Sterling Bancshares Capital Trust I,
  9.28% (TX)                             60,000      --       --       --          --   60,000          --     69,600   1,411,878
Texarkana First Financial Corp. (AR)    124,800      --       --       --          --  124,800          --     42,432   2,121,600
WesterFed Financial Corp. (MT)          250,426      --       --  250,426   3,471,549       --     (54,292)    40,068          --
                                                         -------           ----------             --------   -------- -----------
                                                         $79,281           $8,874,114             $573,133   $905,949 $33,455,700
                                                         =======           ==========             ========   ======== ===========

(1) Reflects 5% stock dividend payments as of December 10, 1999.




A 1/2" by 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291 1-800-554-6713 (TDD)
Internet: www.jhfunds.com

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of shareholders of the John Hancock Regional Bank Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with the caption "Printed on Recycled Paper."

010SA  4/00
       6/00






The latest report from your
Fund's management team

SEMIANNUAL REPORT

Small Cap
Value Fund

APRIL 30, 2000



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
Richard S. Scipione
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way,  Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR SHAREHOLDERS:

Over the last six months, New Economy technology stocks dominated the business-news headlines and the stock market's performance. Red-hot tech stocks pushed the NASDAQ Composite Index to the stratosphere, as investors single-mindedly pursued anything technology related. But after setting a new high on March 10 amid significantly heightened volatility, the tables started to turn rapidly. Concerns about Microsoft's antitrust ruling and out-of-sight valuation levels finally triggered waves of selling that sent the index down nearly 25% from its high by the end of April.

In this same period, fixed-income securities of all types, including bonds and preferred stocks, struggled as interest rates rose on fears that the roaring U.S. economy and the rebound of many others around the world would spark an inflation outbreak.

While the battle between old and new rages on, several things are clear:
More than ever, diversification and a long-term investment perspective are two of an investor's best allies. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY TIMOTHY E. QUINLISK, CFA, PORTFOLIO MANAGER

[A 1-7/8" x 2-1/8" photo at bottom center of page of John Hancock
Small Cap Value Fund. Caption below reads "Tim Quinlisk, portfolio manager."]

John Hancock
Small Cap Value Fund

Fund outpaces its peers amid market volatility

Technology continued to dominate stock market headlines during the six months ended April 30, 2000. For most of the period, investors focused on revenue growth and new market opportunities rather than more traditional measures of value. This benefited growth stocks of all sizes, especially in the technology and telecommunications sectors, each of which posted exceptionally strong gains late last year. As the Federal Reserve continued to ratchet up short-term interest rates in the new year, investors avoided stocks in economically sensitive sectors like finance and retail. But they ignored the fact that slower economic growth could ultimately lead to lower demand for technology products and services. As technology stocks climbed to stratospheric levels, higher interest rates triggered concerns about valuations and companies' abilities to meet high earnings expectations. Investors jumped ship in March and April, sending technology stocks tumbling. This caused the market to give back some of its earlier gains.

Performance review

Small-company stocks -- with their more reasonable prices and strong growth prospects -- fared well, especially compared to their large-cap counterparts. The Russell 2000 Index advanced 18.72% for the six-month period, well ahead of the 7.18% return for the Standard & Poor's 500 Index.

"Technology
 continued to
 dominate
 stock market
 headlines..."

Strong stock selection helped John Hancock Small Cap Value Fund's Class A, Class B and Class C shares return 47.05%, 46.46% and 46.55%, respectively, at net asset value, during the six-month period. This compared to a 25.43% return for the average small-cap core fund, according to Lipper, Inc.1 (Lipper recently introduced new competitive categories that reflect more accurately the average portfolio holdings of the funds they track.) Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please turn to pages six and seven.

[Table at top left hand column entitled "Top Five Stock Holdings."
The first listing is ANTEC Corp. 4.6%, the second is Vicor Corp. 4.5%, the third CTC Communications Group 4.4%, the fourth Dexter Corp. 4.2% and the fifth Intermedia Communications 4.2%. A note below the table reads "As a percentage of net assets on April 30, 2000."]

"As always,
 we focused
 on buying
 great
 businesses
 selling at
 a discount."

Great businesses at cheap prices

Our disciplined investment strategy led us to take major stakes in companies that turned out to be top performers. As always, we focused on buying great businesses selling at a discount. We also looked for evidence of a catalyst -- such as a spin-off, restructuring, new management or new market opportunity -- that might unlock the stock's full potential. Although technology is not traditionally viewed as a value category, many of our best investment opportunities came in this sector. We added to or bought several companies that met our criteria last fall and again this spring when stock prices were weak. Among them were software companies that could benefit as corporations began ramping up their technology spending in 2000, capital goods suppliers involved with upgrading the cable infrastructure and telecommunications names with expanding reach.

[Table at bottom of left hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers." The first listing is CTC Communications Group followed by an up arrow with the phrase "New generation telecommunications infrastructure." The second listing is Financial Security Assurance followed by an up arrow with the phrase "Acquired by Dexia, a European insurer." The third listing is Danka Business Systems followed by a down arrow with the phrase "Temporary pressure on profit margins." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

Technology winners

One of our largest investments and best performers was Oak Industries, which makes components for the cable, TV, wireless and fiber-optics markets. We expected Oak to spin out or sell off its Lasertron optics division. Instead, Corning, which makes the fiber for fiber-optics networks, announced it was acquiring Oak, causing Oak's stock to soar. Our subsequent stake in Corning also paid off handsomely. Another great performer was Amphenol, which makes connectors for the cable, wireless and aerospace industries. It did well, thanks to a positive turn in its international business and continued strength domestically. ANTEC Corp. also made excellent headway with a product that allows cable networks to offer local access telephone service over existing cable infrastructures. We also benefited from our stakes in Wind River Systems, the leading supplier of software for embedded microprocessor systems, and Aspen Technology, which specializes in making software for process-oriented industries like oil, chemicals, paper and pulp. Both businesses seemed to pick up steam in the new year. Finally, Dexter, a specialty chemicals company with a biotechnology subsidiary, did well, thanks largely to an unsolicited takeover offer from a company named ISP.

[Bar chart at top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended April 30, 2000." The chart is scaled in increments of 10% with 0% at the bottom and 50% at the top. The first bar represents the 47.05% total return for John Hancock Small Cap Value Fund Class A. The second bar represents the 46.46% total return for John Hancock Small Cap Value Fund Class B. The third bar represents the 46.55% total return for John Hancock Small Cap Value Fund Class C. The fourth bar represents the 25.43% total return for Average small-cap core fund. A note below the chart reads "Total returns for John Hancock Small Cap Value Fund are at net asset value with all distributions reinvested. The average small-cap core fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Buying opportunities

Last fall, we invested in CTC Communications Group. CTC, which operates primarily on the East Coast, has historically taken Bell Atlantic lines and resold them to small businesses. Recently, the company began building its own next-generation telecommunications infrastructure. CTC's stock price rose as investors anticipated the positive impact this would have on profit margins. We also bought stock in Alaska Communications Systems Holdings, which controls 75% of the telephone access lines in that state. In our view, the stock price has yet to reflect the full value of the company's unique franchise. During the spring, we trimmed our positions in both Corning and Amphenol and used the proceeds to take advantage of market weakness. We added to existing investments like Vicor, a leading manufacturer of modular power systems, and Intermedia Communications, a competitive local exchange carrier with a strategic nationwide network plus a Web-related subsidiary. We also acquired some new names at fire-sale prices. Among them were Corinthian Colleges, an education company; ACNielsen, a media and consumer research company; and Viant, an e-commerce consulting firm -- all of which have excellent earnings growth prospects.

"...volatility
 gives us a
 chance to
 buy stocks
 we know well
 at very
 attractive
 prices."

Favorable outlook

During the rest of the year, we expect economic growth to slow, but remain positive and broad-based across many sectors. We believe technology will remain the leading driver of economic growth, even as short-term interest rates continue to rise. This combination will most likely translate into continued stock market volatility. We're optimistic, however, because volatility gives us a chance to buy stocks we know well at very attractive prices. In addition, the decent economic backdrop bodes well for value investors, since economically sensitive companies need a healthy economy to meet or exceed earnings expectations. Finally, we believe there's still great opportunity in small-cap value stocks, which have participated far less than small-cap growth stocks in the recent rally. Areas like health care and finance look especially attractive. Whether investors continue to favor growth stocks or shift into value names, we believe our strategy will help us deliver strong long-term returns for Fund shareholders.

-------------------------------------------------------------------------

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Small Cap Value Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

CLASS A
For the period ended March 31, 2000
                                                                   SINCE
                                            ONE         FIVE     INCEPTION
                                           YEAR        YEARS      (1/3/94)
                                         -------      -------      -------
Cumulative Total Returns                 106.86%(2)   234.35%      274.31%
Average Annual Total Returns(1)          106.86%(2)    27.30%       23.56%

CLASS B
For the period ended March 31, 2000
                                                                   SINCE
                                            ONE         FIVE     INCEPTION
                                           YEAR        YEARS      (1/3/94)
                                         -------      -------      -------
Cumulative Total Returns                 111.33%(2)   237.84%      277.08%
Average Annual Total Returns(1)          111.33%(2)    27.57%       23.71%

CLASS C
For the period ended March 31, 2000
                                                     SINCE
                                            ONE    INCEPTION
                                           YEAR     (5/1/98)
                                         -------      -------
Cumulative Total Returns                 113.09%(2)    91.05%
Average Annual Total Returns(1)          113.09%(2)    40.22%

Notes to Performance

(1) From its inception in 1994 until March 1999, the Adviser voluntarily limited the Fund's expenses, including the management fee (but not including the transfer fee and the 12b-1 fee), to the extent required to prevent expenses from exceeding 0.40% of the Fund's net asset value. This was done in order to reduce costs borne by a limited shareholder base while the Fund was still in its infancy. Without the limitation of expenses, the average annual total returns for the five-year period and since inception for Class A shares would have been 26.79% and 22.53%, respectively. The average annual total returns for the five-year period and since inception for Class B shares would have been 27.06% and 22.68%, respectively. The average annual total return since inception for Class C shares would have been 39.94%. Effective March 1,
    1999, the Adviser removed the subsidy on all share classes of the Small Cap Value Fund.

(2) The Fund's recent returns occurred during an unusual period of performance in certain areas of the market in which the Fund invests.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Small Cap Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell 2000 Index, which is an unmanaged small-cap index composed of 2,000 U.S. stocks. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Small Cap Value Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Value Fund on January 3, 1994, before sales charge, and is equal to $38,371 as of April 30, 2000. The second line represents the same hypothetical investment made in the John Hancock Small Cap Value Fund, after sales charge, and is equal to $36,452 as of April 30, 2000. The third line represents the Russell 2000 Index and is equal to $21,378 as of April 30, 2000.

Line chart with the heading John Hancock Small Cap Value Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Value Fund on January 3, 1994, before sales charge, and is equal to $36,673 as of April 30, 2000. The second line represents the Russell 2000 Index and is equal to $21,378 as of April 30, 2000.

Line chart with the heading John Hancock Small Cap Value Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Value Fund on May 1, 1998, before sales charge, and is equal to $18,785 as of April 30, 2000. The second line represents the same hypothetical investment made in the John Hancock Small Cap Value Fund, after sales charge, and is equal to $18,597 as of April 30, 2000. The third line represents the Russell 2000 Index and is equal to $10,746 as of April 30, 2000.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds -- Small Cap Value Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
April 30, 2000 (Unaudited)
--------------------------------------------------------------
Assets:
Investments at value -- Note C:
Common stocks (cost -- $330,430,626)              $403,641,439
Preferred stocks (cost -- $555,000)                    527,028
Bonds (cost -- $4,281,236)                           6,142,687
                                             -----------------
                                                   410,311,154
Receivable for investments sold                     13,389,697
Receivable for shares sold                           2,339,999
Interest receivable                                        249
Other assets                                             1,980
                                             -----------------
Total Assets                                       426,043,079
                                             -----------------
Liabilities:
Due to Custodian                                     1,838,254
Payable for shares repurchased                         164,249
Payable for investments purchased                    7,766,058
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                               125,205
                                             -----------------
Total Liabilities                                    9,893,766
                                             -----------------
Net Assets:
Capital paid-in                                    323,985,425
Accumulated net realized gain on
investments, financial futures
contracts and foreign currency
transactions                                        17,756,972
Net unrealized appreciation of
investments                                         75,044,292
Accumulated net investment loss                       (637,376)
                                             -----------------
Net Assets                                        $416,149,313
                                             =================
Net Asset Value Per Share:
(Based on net asset values
and shares of beneficial
interest outstanding
-- unlimited number of
shares authorized with
no par value)
Class A -- $171,305,408/7,271,561                       $23.56
==============================================================
Class B -- $216,747,315/9,405,494                       $23.04
==============================================================
Class C -- $28,096,590/1,219,713 --
Note A                                                  $23.04
==============================================================
Maximum Offering Price Per Share*
Class A -- ($23.56/0.95)                                $24.80
==============================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Statement of Operations
Six months ended April 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Interest                                            $1,230,832
Securities lending income -- Note A                     94,492
Dividends (net of foreign withholding
taxes of $62,321)                                      339,228
                                             -----------------
                                                     1,664,552
                                             -----------------
Expenses:
Investment management fee -- Note B                    995,983
Distribution and service fee -- Note B
Class A                                                169,351
Class B                                                779,213
Class C                                                 75,490
Transfer agent fee -- Note B                           199,417
Registration and filing fees                            29,936
Accounting and legal services fee --
Note B                                                  26,460
Custodian fee                                           14,228
Auditing fee                                             4,326
Trustees' fees                                           2,848
Miscellaneous                                            1,891
Printing                                                   905
Legal fees                                                 548
                                             -----------------
Total Expenses                                       2,300,596
                                             -----------------
Net Investment Loss                                   (636,044)
                                             -----------------
Realized and Unrealized Gain (Loss) on
Investments, Financial Futures Contracts and
Foreign Currency Transactions:
Net realized gain on investments sold               26,019,596
Net realized loss on financial futures
contracts                                           (7,896,772)
Net realized loss on foreign currency
transactions                                              (289)
Change in net unrealized
appreciation/depreciation of
investments                                         53,959,779
                                             -----------------
Net Realized and Unrealized Gain on
Investments, Financial Futures
Contracts and Foreign Currency
Transactions                                        72,082,314
                                             -----------------
Net Increase in Net Assets Resulting
from Operations                                    $71,446,270
                                             =================

See notes to financial statements.





The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                 YEAR ENDED         APRIL 30, 2000
                                                              OCTOBER 31, 1999        (UNAUDITED)
                                                             -----------------     -----------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                                  ($762,666)            ($636,044)
Net realized gain on investments
sold, financial futures contracts
and foreign currency transactions                                   12,813,230            18,122,535
Change in net unrealized
appreciation/depreciation of
investments                                                         23,034,773            53,959,779
                                                             -----------------     -----------------
Net Increase in Net Assets
Resulting from Operations                                           35,085,337            71,446,270
                                                             -----------------     -----------------
Distributions to Shareholders:
Distributions from net realized gain on investments sold
Class A -- ($0.1253 and $1.3733 per share, respectively)              (260,355)           (4,269,349)
Class B -- ($0.1253 and $1.3733 per share, respectively)              (359,406)           (6,425,707)
Class C -- ($0.1253 and $1.3733 per share, respectively)                (4,996)             (367,562)
                                                             -----------------     -----------------
Total Distributions to
Shareholders                                                          (624,757)          (11,062,618)
                                                             -----------------     -----------------
From Fund Share Transactions --
Net:*                                                               42,574,046           225,143,628
                                                             -----------------     -----------------
Net Assets:
Beginning of period                                                 53,587,407           130,622,033
                                                             -----------------     -----------------
End of period (including
accumulated net investment loss
of $1,332 and $637,376,
respectively)                                                     $130,622,033          $416,149,313
                                                             =================     =================


Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------
* Analysis of Fund Share Transactions:
                                                                                                SIX MONTHS ENDED
                                                      YEAR ENDED                                 APRIL 30, 2000
                                                   OCTOBER 31, 1999                                (UNAUDITED)
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                     2,467,123           $36,131,692             5,573,131          $125,793,274
Shares reinvested                                  21,741               244,370               221,579             3,908,411
                                        -----------------     -----------------     -----------------     -----------------
                                                2,488,864            36,376,062             5,794,710           129,701,685
Less shares repurchased                        (1,574,480)          (21,507,175)           (1,518,907)          (33,907,511)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      914,384           $14,868,887             4,275,803           $95,794,174
                                        =================     =================     =================     =================
CLASS B
Shares sold                                     3,082,751           $44,813,213             5,896,135          $128,310,721
Shares reinvested                                  28,600               318,057               286,228             4,952,933
                                        -----------------     -----------------     -----------------     -----------------
                                                3,111,351            45,131,270             6,182,363           133,263,654
Less shares repurchased                        (1,548,060)          (20,164,373)           (1,200,458)          (25,944,069)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                    1,563,291           $24,966,897             4,981,905          $107,319,585
                                        =================     =================     =================     =================
CLASS C
Shares sold                                       194,189            $2,882,311             1,098,534           $24,351,968
Shares reinvested                                     443                 4,931                13,580               234,874
                                        -----------------     -----------------     -----------------     -----------------
                                                  194,632             2,887,242             1,112,114            24,586,842
Less shares repurchased                           (11,678)             (148,980)             (114,753)           (2,556,973)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      182,954            $2,738,262               997,361           $22,029,869
                                        =================     =================     =================     =================

See notes to financial statements.




The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions and total investment return of the Fund.
It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
----------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,               PERIOD FROM                       SIX MONTHS ENDED
                                -------------------------------------------  JANUARY 1, 1998 TO     YEAR ENDED     APRIL 30, 2000
                                 1994(1)      1995        1996       1997    OCTOBER 31, 1998(8) OCTOBER 31, 1999   (UNAUDITED)
                                --------     -------     -------     ------  ------------------  ----------------  -------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                          $8.50       $8.99      $10.39     $10.32        $12.27             $10.82            $17.27
                                --------     -------     -------     ------        ------            -------          --------
Net Investment Income
(Loss)(2)                           0.18        0.21        0.14       0.06          0.02              (0.09)             0.00(9)
Net Realized and Unrealized
Gain (Loss) on Investments          0.48        1.60        1.17       2.52         (1.47)              6.67              7.66
                                --------     -------     -------     ------        ------            -------          --------
Total from Investment Operations    0.66        1.81        1.31       2.58         (1.45)              6.58              7.66
                                --------     -------     -------     ------        ------            -------          --------
Less Distributions:
Dividends from Net
Investment Income                  (0.17)      (0.20)      (0.14)     (0.03)           --                 --                --
Distributions from Net Realized
Gain on Investments Sold              --       (0.21)      (1.24)     (0.60)           --              (0.13)            (1.37)
                                --------     -------     -------     ------        ------            -------          --------
Total Distributions                (0.17)      (0.41)      (1.38)     (0.63)           --              (0.13)            (1.37)
                                --------     -------     -------     ------        ------            -------          --------
Net Asset Value, End of
Period                             $8.99      $10.39      $10.32     $12.27        $10.82             $17.27            $23.56
                                ========     =======     =======     ======        ======            =======          ========
Total Investment Return at
Net Asset Value(3)                 7.81%(4)   20.26%      12.91%     25.25%       (11.82%)(4)         61.39%            47.05%(4)
Total Adjusted Investment
Return at Net Asset
Value(3,5)                         7.30%(4)   19.39%      12.20%     24.65%       (12.33%)(4)         61.24%                --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                    $4,420     $12,845     $15,853    $20,961       $22,528            $51,746          $171,305
Ratio of Expenses to Average
Net Assets                         0.99%(7)    0.98%       0.99%      0.99%         1.01%(7)           1.39%             1.20%(7)
Ratio of Adjusted Expenses
to Average Net Assets(6)           4.98%(7)    1.85%       1.70%      1.59%         1.62%(7)           1.54%                --
Ratio of Net Investment
Income (Loss) to Average
Net Assets                         2.10%(7)    2.04%       1.31%      0.47%         0.25%(7)          (0.67%)           (0.03%)(7)
Ratio of Adjusted Net
Investment Income (Loss) to
Average Net Assets(6)             (1.89%)(7)   1.17%       0.60%     (0.13%)       (0.36%)(7)         (0.82%)               --
Portfolio Turnover Rate             0.3%          9%         72%       140%           69%               140%               30%
Fee Reduction Per Share(2)         $0.34       $0.09       $0.08      $0.07         $0.06              $0.02                --





Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------------------

                                          YEAR ENDED DECEMBER 31,               PERIOD FROM                       SIX MONTHS ENDED
                                -------------------------------------------  JANUARY 1, 1998 TO     YEAR ENDED     APRIL 30, 2000
                                 1994(1)      1995        1996       1997    OCTOBER 31, 1998(8) OCTOBER 31, 1999   (UNAUDITED)
                                --------     -------     -------     ------  ------------------  ----------------  -------------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                          $8.50       $9.00      $10.38     $10.31        $12.21             $10.71            $16.98
                                 -------     -------     -------    -------       -------            -------           -------
Net Investment Income
(Loss)(2)                           0.13        0.12        0.07      (0.03)        (0.04)             (0.18)            (0.08)
Net Realized and Unrealized
Gain (Loss) on Investments          0.48        1.59        1.17       2.53         (1.46)              6.58              7.51
                                 -------     -------     -------    -------       -------            -------           -------
Total from Investment Operations    0.61        1.71        1.24       2.50         (1.50)              6.40              7.43
                                 -------     -------     -------    -------       -------            -------           -------
Less Distributions:
Dividends from Net
Investment Income                  (0.11)      (0.12)      (0.07)        --            --                 --                --
Distributions from Net Realized
Gain on Investments Sold              --       (0.21)      (1.24)     (0.60)           --              (0.13)            (1.37)
                                 -------     -------     -------    -------       -------            -------           -------
Total Distributions                (0.11)      (0.33)      (1.31)     (0.60)           --              (0.13)            (1.37)
                                 -------     -------     -------    -------       -------            -------           -------
Net Asset Value, End of
Period                             $9.00      $10.38      $10.31     $12.21        $10.71             $16.98            $23.04
                                 =======     =======     =======    =======       =======            =======           =======
Total Investment Return at
Net Asset Value(3)                 7.15%(4)   19.11%      12.14%     24.41%       (12.29%)(4)         60.33%            46.46%(4)
Total Adjusted Investment
Return at Net Asset
Value(3,5)                         6.64%(4)   18.24%      11.43%     23.81%       (12.80%)(4)         60.18%                --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                    $3,296     $16,994     $22,097    $35,033       $30,637            $75,103           216,747
Ratio of Expenses to Average
Net Assets                         1.72%(7)    1.73%       1.69%      1.69%         1.71%(7)           2.06%             1.89%(7)
Ratio of Adjusted Expenses
to Average Net Assets(6)           5.71%(7)    2.60%       2.40%      2.29%         2.32%(7)           2.21%                --
Ratio of Net Investment
Income (Loss) to Average
Net Assets                         1.53%(7)    1.21%       0.62%     (0.24%)       (0.45%)(7)         (1.34%)           (0.73%)(7)
Ratio of Adjusted Net
Investment Income (Loss) to
Average Net Assets(6)             (2.46%)(7)   0.34%      (0.09%)    (0.84%)       (1.06%)(7)         (1.49%)               --
Portfolio Turnover Rate             0.3%          9%         72%       140%           69%               140%               30%
Fee Reduction Per Share(2)         $0.34       $0.09       $0.08      $0.07         $0.06              $0.02                --



Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------------------
                                         PERIOD FROM
                                         MAY 1, 1998
                                       (COMMENCEMENT OF                    SIX MONTHS ENDED
                                        OPERATIONS) TO      YEAR ENDED      APRIL 30, 2000
                                     OCTOBER 31, 1998(8)  OCTOBER 31, 1999    (UNAUDITED)
                                     -------------------  ----------------     ---------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                   $13.39            $10.71            $16.97
                                           -------           -------           -------
Net Investment Loss(2)                       (0.03)            (0.19)            (0.08)
Net Realized and Unrealized
Gain (Loss) on Investments                   (2.65)             6.58              7.52
                                           -------           -------           -------
Total from Investment Operations             (2.68)             6.39              7.44
                                           -------           -------           -------
Less Distributions:
Distributions from Net
Realized Gain on
Investments Sold                                --             (0.13)            (1.37)
                                           -------           -------           -------
Net Asset Value, End of
Period                                      $10.71            $16.97            $23.04
                                           =======           =======           =======
Total Investment Return at
Net Asset Value(3)                         (20.01%)(4)        60.24%            46.55%(4)
Total Adjusted Investment
Return at Net Asset
Value(3,5)                                 (20.32%)(4)        60.09%               --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                                $422            $3,774           $28,097
Ratio of Expenses to Average
Net Assets                                   1.71%(7)          2.09%             1.90%(7)
Ratio of Adjusted Expenses
to Average Net Assets(6)                     2.32%(7)          2.29%                --
Ratio of Net Investment Loss
to Average Net Assets                       (0.54%)(7)        (1.43%)           (0.68%)(7)
Ratio of Adjusted Net
Investment Loss to Average
Net Assets(6)                               (1.15%)(7)        (1.58%)               --
Portfolio Turnover Rate                        69%              140%               30%
Fee Reduction Per Share(2)                   $0.04             $0.02                --

(1) Class A and Class B shares commenced operations on January 3, 1994.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) An estimated total return calculation that does not take into consideration expense reductions by the Adviser during the periods shown.

(6) Unreimbursed, without fee reduction.

(7) Annualized.

(8) Effective October 31, 1998, the fiscal period end changed from December 31 to October 31.

(9) Less than $0.01 per share.

See notes to financial statements.





Schedule of Investments
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Small Cap Value Fund on April 30, 2000. It's divided into three main categories: common stocks, preferred stocks and bonds. Common and preferred stocks and bonds are further broken down by industry group.



                                                                        NUMBER OF        MARKET
ISSUER, DESCRIPTION                                                      SHARES           VALUE
-------------------                                                    ----------     ------------
COMMON STOCKS
Advertising (2.81%)
Penton Media, Inc.                                                        352,000       $9,262,000
R.H. Donnelley Corp.*                                                     122,700        2,454,000
                                                                                      ------------
                                                                                        11,716,000
                                                                                      ------------
Automobile/Trucks (1.10%)
Tenneco Automotive, Inc.                                                  517,900        4,596,362
                                                                                      ------------
Broker Services (1.01%)
Jefferies Group, Inc.                                                     191,500        4,224,969
                                                                                      ------------
Business Services -- Misc. (11.18%)
ACNielsen Corp.*                                                          492,000       11,346,750
Iron Mountain, Inc.*                                                      459,400       16,079,000
Metamor Worldwide, Inc.*                                                  392,800        7,610,500
Sensormatic Electronics Corp.*                                            688,000       11,481,000
                                                                                      ------------
                                                                                        46,517,250
                                                                                      ------------
Computers (23.12%)
ARIS Corp.*                                                               171,000        1,250,437
Aspen Technology, Inc.*                                                   235,350        8,325,506
AXENT Technologies, Inc.*                                                 728,800       14,667,100
Bell & Howell Co.*                                                        139,000        3,692,188
Diversinet Corp.* (Canada)                                                546,150        4,676,409
DSET Corp.*                                                               200,000        3,712,500
FVC.com, Inc.*                                                             28,200          169,200
Hyperion Solutions Corp.*                                                 154,150        4,675,077
NetCreations, Inc.*                                                        62,300        2,133,775
NetRatings, Inc.*                                                         188,650        4,999,225
NorthPoint Communications Group, Inc.*                                    300,000        4,837,500
Parametric Technology Corp.*                                              380,750        3,105,511
Student Advantage, Inc.*                                                  879,400        4,946,625
UNOVA, Inc.*                                                              841,000       11,774,000
Viant Corp.*                                                              328,650        7,558,950
Wind River Systems, Inc.*                                                 207,375        8,852,320
WorldGate Communications, Inc.*                                            91,000        2,144,187
Xpedior, Inc.*                                                            288,300        4,684,875
                                                                                      ------------
                                                                                        96,205,385
                                                                                      ------------
Containers (0.96%)
Pactiv Corp.*                                                             485,600        3,975,850
                                                                                      ------------
Diversified Manufacturing Operations (0.75%)
Pittston Brink's Group                                                    190,000        3,111,250
                                                                                      ------------
Electronics (8.04%)
Amphenol Corp. (Class A)*                                                 165,700       10,563,375
ESCO Electronics Corp.*                                                   251,750        4,106,672
Vicor Corp.*                                                              722,950       18,796,700
                                                                                      ------------
                                                                                        33,466,747
                                                                                      ------------
Finance (0.35%)
Core Cap, Inc. (Class A)* (r)                                              22,200          364,080
Federated Investors, Inc. (Class B)                                        38,000        1,073,500
                                                                                      ------------
                                                                                         1,437,580
                                                                                      ------------
Human Resources (1.65%)
Heidrick & Struggles International, Inc.*                                 191,100        6,879,600
                                                                                      ------------
Insurance (2.03%)
Ace, Ltd.                                                                  76,375        1,828,226
Radian Group, Inc.                                                         40,000        2,037,500
StanCorp Financial Group, Inc.                                            157,150        4,576,994
                                                                                      ------------
                                                                                         8,442,720
                                                                                      ------------
Resorts (1.37%)
Premier Parks, Inc.                                                       265,200        5,718,375
                                                                                      ------------
Manufacturing (4.21%)
Dexter Corp. (The)                                                        319,500       17,532,563
                                                                                      ------------
Medical (4.41%)
Covance, Inc.*                                                            805,400        7,399,613
DENTSPLY International, Inc.                                              249,500        7,251,094
Genzyme Surgical Products*                                                115,500          988,969
I-STAT Corp.*                                                              22,600          292,388
Shire Pharmaceuticals Group Plc*  (United
Kingdom)                                                                  170,000        2,423,401
                                                                                      ------------
                                                                                        18,355,465
                                                                                      ------------
Office (0.95%)
Danka Business Systems Plc,  American Depositary
Receipts  (ADR) (United Kingdom)                                          899,067        3,933,418
                                                                                      ------------
Oil & Gas (4.25%)
Basin Exploration, Inc. *                                                 165,500        2,317,000
Chieftain International, Inc.* (Canada)                                    98,850        1,878,150
Grey Wolf, Inc.*                                                        1,042,750        4,236,172
Tidewater, Inc.                                                           137,600        4,093,600
Veritas DGC, Inc.*                                                        214,950        5,158,800
                                                                                      ------------
                                                                                        17,683,722
                                                                                      ------------
Retail (1.65%)
Brightpoint, Inc.*                                                         90,000        1,063,125
Whole Foods Market, Inc.*                                                 136,550        5,811,909
                                                                                      ------------
                                                                                         6,875,034
                                                                                      ------------
Schools/Education (2.67%)
Corinthian Colleges, Inc.*                                                517,400       11,124,100
                                                                                      ------------
Telecommunications (23.21%)
Alaska Communications Systems  Holdings, Inc.*                            558,300        6,699,600
ANTEC Corp.*                                                              358,350       19,261,312
CFW Communications Co.                                                    250,000        9,625,000
Commonwealth Telephone  Enterprises, Inc.*                                 45,000        2,185,313
Corning, Inc.                                                              84,516       16,691,910
CT Communications, Inc.                                                   127,500        3,856,875
CTC Communications Group, Inc.*                                           539,100       18,194,625
Global Light Telecommunications,  Inc.* (Canada)                          198,250        2,676,375
Intermedia Communications, Inc.*                                          426,550       17,381,913
                                                                                      ------------
                                                                                        96,572,923
                                                                                      ------------
Transport (0.24%)
Air Canada* (Canada)                                                       96,251        1,010,154
                                                                                      ------------
Utilities (0.94%)
Independent Energy Holdings Plc*  (ADR) (United
Kingdom)                                                                  100,148        3,905,772
                                                                                      ------------
Waste Disposal Service & Equip. (0.09%)
Waste Systems International, Inc.*                                        109,600          356,200
                                                                                      ------------
TOTAL COMMON STOCKS
(Cost $330,430,626)                                                       (96.99%)     403,641,439
                                                                         --------     ------------
PREFERRED STOCKS
Finance (0.13%)
Core Cap, Inc., 10%, Ser A/l (r)                                           22,200          527,028
                                                                         --------     ------------
TOTAL PREFERRED STOCKS
(Cost $555,000)                                                            (0.13%)         527,028
                                                                         --------     ------------

                                       INTEREST        CREDIT            PAR VALUE
                                         RATE         RATING**        (000s OMITTED)
                                       --------       -------          ------------
BONDS
Retail (1.48%)
Brightpoint, Inc.,
Conv Bond 03-11-18                       Zero            B                $18,100        6,142,687
                                                                                      ------------
TOTAL BONDS
(Cost $4,281,236)                                                          (1.48%)       6,142,687
                                                                         --------     ------------
TOTAL INVESTMENTS                                                         (98.60%)     410,311,154
                                                                         --------     ------------
OTHER ASSETS AND LIABILITIES, NET                                          (1.40%)       5,838,159
                                                                         --------     ------------
TOTAL NET ASSETS                                                         (100.00%)    $416,149,313
                                                                         ========     ============


 * Non-income producing security.

** Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service or John Hancock Advisers, Inc.
   where Standard & Poor's ratings are not available.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer; however, security is U.S. dollar denominated.

(r) The securities listed below are direct placement securities and are restricted as to resale. The Fund has limited rights to registration under the Securities Act of 1933 with respect to restricted securities
    (not including rule 144A securities). In certain circumstances the Fund may bear a portion of the cost of such registrations; otherwise, such costs would be borne by the issuer. Additional information on these restricted securities is as follows:

                                                              MARKET VALUE
                                                             AS A PERCENTAGE     MARKET VALUE
                                ACQUISITION     ACQUISITION    OF FUND'S            AS OF
                                   DATE             COST       NET ASSETS       APRIL 30, 2000
                                   ----            -----       ----------       --------------
 Core Cap, Inc. (Common)         10-31-97        $444,000         0.09%           $364,080
 Core Cap, Inc. (Preferred)      10-31-97         555,000         0.13             527,028
                                                 --------         -----           --------
                                                 $999,000         0.22%           $891,108
                                                 ========         =====           ========

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Small Cap Value Fund


(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Investment Trust II (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Small Cap Value Fund (the "Fund"), John Hancock Financial Industries Fund and John Hancock Regional Bank Fund. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Beginning May 1, 2000, all retail purchases of Class C shares will be assessed a 1.00% up-front sales charge.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit is allocated among the participating funds. The Fund had no borrowing activity for the period ended April 30, 2000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 2000, the Fund loaned securities having a market value of $22,206,456 collateralized by securities in the amount of $22,650,585.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of 0.70% of the Fund's average daily net asset value.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 2000 net sales charges received with regard to sales of Class A shares amounted to $329,833. Out of this amount, $32,486 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $222,955 was paid as sales commissions to unrelated broker-dealers and $74,392 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended April 30, 2000, contingent deferred sales charges paid to JH Funds amounted to $121,495.

Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 2000, contingent deferred sales charges paid to JH Funds amounted to $5,221.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays Signature Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S.
Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended April 30, 2000, aggregated $280,382,646 and $79,167,295, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 2000.

The cost of investments owned at April 30, 2000 (excluding the corporate savings account) for federal income tax purposes was $335,409,120. Gross unrealized appreciation and depreciation of investments aggregated $94,083,355 and $19,181,321, respectively, resulting in net unrealized appreciation of $74,902,034.



[THIS PAGE INTENTIONALLY LEFT BLANK]

A 1/2" by 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291 1-800-554-6713 (TDD)
Internet: www.jhfunds.com

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of shareholders of the John Hancock Small Cap Value Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with the caption "Printed on Recycled Paper."

370SA  4/00
       6/00






The latest report from your
Fund's management team

SEMIANNUAL REPORT

Financial
Industries Fund

APRIL 30, 2000



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
Richard S. Scipione
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


CEO CORNER

DEAR FELLOW SHAREHOLDERS:

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and
Chief Executive Officer, flush right next to second paragraph.]

Over the last six months, New Economy technology stocks dominated the business-news headlines and the stock market's performance. Red-hot tech stocks pushed the NASDAQ Composite Index to the stratosphere, as investors single-mindedly pursued anything technology related. But after setting a new high on March 10 amid significantly heightened volatility, the tables started to turn rapidly. Concerns about Microsoft's antitrust ruling and out-of-sight valuation levels finally triggered waves of selling that sent the index down nearly 25% from its high by the end of April.

In this same period, fixed-income securities of all types, including bonds and preferred stocks, struggled as interest rates rose on fears that the roaring U.S. economy and the rebound of many others around the world would spark an inflation outbreak.

While the battle between old and new rages on, several things are clear:
More than ever, diversification and a long-term investment perspective are two of an investor's best allies. Since not all parts of your portfolio will perform equally well all the time, we believe it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS GOGGINS AND THOMAS FINUCANE, PORTFOLIO MANAGERS

[A 3" x 2" photo at bottom right side of page of John Hancock Financial Industries Fund. Caption below reads "Fund management team members. Standing (l-r): Jay McKelvey, Tom Goggins and Tom Finucane. Seated (l-r): Lisa Welch, Jim Schmidt and Patricia Ouimet."]

John Hancock
Financial Industries Fund

Fund outperforms peers in a technology-focused market

For much of the last six months, financial stocks struggled as investors only had eyes for red-hot technology stocks. A super-robust economy that prompted the Federal Reserve to raise interest rates three times in the period also put a damper on financial stocks, particularly banks, due to concerns that higher rates would eat into profits. Adding insult to injury, underperforming value funds continued to fall out of favor as investors jumped on the growth/technology bandwagon. So value fund managers, who are typically buyers of financial stocks, either sold them to meet the tide of redemptions, further depressing prices, or they ignored them in favor of technology stocks.

The tide turned decidedly positive in early March, when tech stocks plunged from their stratospheric levels and investors finally broadened their horizons to include financial stocks. But this encouraging upturn, and the brief flurry at the beginning of the period last November after financial reform legislation was enacted, were not enough to overcome the difficulties in between.

"...our
 financial
 technology
 stocks
 produced
 some of
 our best
 results."

Fund performance

In this challenging environment, financial-stock investors did well just to break even, which is about what the Fund achieved. For the six months ended April 30, 2000, the Fund's Class A, Class B and Class C shares posted total returns of -0.13%, -0.44% and -0.44% at net asset value. This performance, while modest on an absolute basis, was far better than the -8.76% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

[Table at top left hand column entitled "Top Five Stock Holdings." The first listing is American Express 3.5%, the second is Morgan Stanley Dean Witter 3.5%, the third Marsh & McLennan Cos. 3.2%, the fourth Citigroup 2.9% and the fifth Fiserv 2.7%. A note below the table reads "As a percentage of net assets on April 30, 2000."]

"The positive
 trend of
 industry
 mergers also
 continued..."

Financial tech, brokers, REITs solid

Since technology was the place to be, our financial technology stocks produced some of our best results. These included Fiserv, which provides back-office services for banks, and Intuit, maker of financial software. We also benefited from an overweighting in brokerage stocks and a shift we made late last year from the smaller regional brokers to the larger firms such as Morgan Stanley Dean Witter -- our top-performing stock -- Merrill Lynch, Lehman Brothers Holdings and Charles Schwab. There has been a significant concentration of investment banking market share in the hands of a few "bulge bracket" firms at the expense of some of the regionals. Additionally, smaller firms tend to be more dependent on retail commission revenues that are vulnerable to price competition from on-line traders.

[Table at bottom of left hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers." The first listing is Merrill Lynch followed by an up arrow with the phrase "Strong investment banking." The second listing is Protective Life followed by a down arrow with the phrase "Short-term problems in dental subsidiary." The third listing is Equity Office Properties followed by an up arrow with the phrase "Strong real estate values." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

Real estate investment trusts (REITs) rebounded late in the period, and owning a stake in them gave us a performance edge over our peers who don't typically hold them. As volatility in the tech sector increased, undervalued REITs got attention from investors seeking a safe haven who recognized how attractive REIT yields and stock prices were. Spieker Properties, a commercial-office REIT whose properties are in technology-rich Silicon Valley and San Francisco, did especially well. After REITs rallied nicely, we took some profits, cut our stake and redeployed the money into consumer-finance companies where valuations seemed better.

Insurance mixed; asset managers strong

Our insurance holdings provided mixed results, mostly for company-specific reasons. Life insurance company AXA Financial did very well, while American General was a disappointment. Insurance broker Marsh & McLennan Cos., with its Putnam asset management arm, was one of our best performers. We also had success with asset managers T. Rowe Price Associates and BlackRock. Perhaps the best moves we made involved avoiding the blowups that occurred in the property and casualty insurance area, which has struggled in a difficult pricing environment. We had significantly cut our weighting in this group by the end of last year, and so we missed a number of the headline-grabbing casualties, such as Conseco and Progressive.

Banks: Bigger is better

Smaller-sized regional banks were the hardest hit in the recent downdraft before they rebounded in early March. Although their stock prices don't reflect it, bank fundamentals for the most part remain solid, with earnings growth averaging 12%. We were well served by our decision to cut back on some of our mid-sized banks, such as TCF Financial, and move into the larger names such as Northern Trust, where we anticipate stronger earnings growth. By doing so, we also avoided several of the major earnings disappointments, including U.S. Bancorp. Our best-performing banks were money-centers Citi group and Chase Manhattan and superregional Wells Fargo.

[Bar chart at top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended April 30, 2000." The chart is scaled in increments of 2% with -10% at the bottom and 0% at the top. The first bar represents the -0.13% total return for John Hancock Financial Industries Fund Class A. The second bar represents the -0.44% total return for John Hancock Financial Industries Fund Class B. The third bar represents the -0.44% total return for John Hancock Financial Industries Fund Class C. The fourth bar represents the -8.76% total return for Average financial services fund. A note below the chart reads "Total returns for John Hancock Financial Industries Fund are at net asset value with all distributions reinvested. The average financial services fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Mergers and financial reform

Shortly after the Gramm-Leach-Bliley Act was signed last November, we saw the first fruits of this landmark bill that broke down Depression-era barriers preventing banks, insurance companies and securities brokers from affiliating. Securities broker Charles Schwab bought U.S. Trust, a bank, while Citigroup bought the remaining portion of Travelers Property Casualty. The positive trend of industry mergers also continued, with several more European insurers buying U.S. insurers, and The Hartford buying the remaining portion of Hartford Life. Our European holdings, which remained fairly constant at 10% of the Fund's net assets, produced mixed results, as the declining euro currency hurt banks in EMU-member countries. On the other hand, bank Bipop-Carire and broker Consors Discount Brokerage served us well because of their early-mover advantage in the Internet space.

"We are
 encouraged
 by the latest
 upswing in
 financial
 stocks..."

Reasons for optimism

We are encouraged by the latest upswing in financial stocks and believe that today financial stocks hold enormous potential. Business conditions remain basically sound for the financial companies in which we invest, with a healthy economic background bolstering favorable earnings growth at most financial companies. We also expect Gramm-Leach-Bliley to produce further cross-industry consolidation. Finally, many financial stock prices have fallen to very attractive levels and investors have begun to take notice.

While questions about interest rates and inflation could keep the market volatile for now, stock market history has convinced us that investors who buy well-managed, profitable companies at inexpensive prices come out ahead in the long run. We have been through periods before when our stocks have been unpopular, and those companies that achieved our earnings targets have always rewarded us eventually.

-------------------------------------------------------------------------

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Financial Industries Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for risks associated with industry segment investing before you invest or send money.

CLASS A
For the period ended March 31, 2000
                                                             SINCE
                                                  ONE      INCEPTION
                                                 YEAR      (3/14/96)
                                             ----------   ----------
Cumulative Total Returns                        (3.13%)      98.01%
Average Annual Total Returns(1)                 (3.13%)      18.39%

CLASS B
For the period ended March 31, 2000
                                                             SINCE
                                                  ONE      INCEPTION
                                                 YEAR      (1/14/97)
                                             ----------   ----------
Cumulative Total Returns                        (3.63%)      39.97%
Average Annual Total Returns(1)                 (3.63%)      11.05%

CLASS C
For the period ended March 31, 2000
                                                             SINCE
                                                  ONE      INCEPTION
                                                 YEAR       (3/1/99)
                                             ----------   ----------

Cumulative Total Returns                        (0.68%)       2.98%
Average Annual Total Returns                    (0.68%)       2.75%

Note to Performance

(1) Prior to November 1, 1997, the Adviser had agreed to limit the Fund's expenses for Class A and Class B shares to 0.90% of the Fund's average net asset value, including the management fee (but not including a 12b-1 fee). Without the limitation of expenses, the average annualized return since inception for Class A shares would have been 17.40%. The average annualized return since inception for Class B shares would have been 10.98%.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Financial Industries Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $24,259 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund on March 14, 1996, before sales charge, and is equal to $20,214 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $19,203 as of April 30, 2000.

Line chart with the heading John Hancock Financial Industries Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $20,593 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund on January 14, 1997, before sales charge, and is equal to $13,854 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $13,554 as of April 30, 2000.

Line chart with the heading John Hancock Financial Industries Fund Class C, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $11,896 as of April 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund on March 1, 1999, before sales charge, and is equal to $10,088 as of April 30, 2000. The third line represents the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $9,988 as of April 30, 2000.



FINANCIAL STATEMENTS

John Hancock Funds -- Financial Industries Fund


Statement of Assets and Liabilities
April 30, 2000 (Unaudited)
--------------------------------------------------------------
Assets:
Investments at value -- Note C:
Common stocks (cost -- $1,851,319,302)          $2,303,969,214
Preferred stocks (cost -- $112,500)                    106,830
Joint repurchase agreement
(cost -- $25,663,000)                               25,663,000
Corporate savings account                                  285
                                             -----------------
                                                 2,329,739,329
Receivable for investments sold                      7,693,958
Receivable for shares sold                           1,842,749
Dividends receivable                                 3,160,830
Interest receivable                                     12,316
Foreign tax receivable                                 410,711
Deferred organization expense -- Note A                  4,469
Other assets                                            29,184
                                             -----------------
Total Assets                                     2,342,893,546
--------------------------------------------------------------
Liabilities:
Payable for investments purchased                    3,248,537
Payable for shares repurchased                       2,807,084
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                             3,150,454
Accounts payable and accrued expenses                  546,199
                                             -----------------
Total Liabilities                                    9,752,274
--------------------------------------------------------------
Net Assets:
Capital paid-in                                  2,120,304,804
Accumulated net realized loss on
investments and foreign currency
transactions                                      (236,206,775)
Net unrealized appreciation of
investments and foreign currency
transactions                                       452,589,659
Accumulated net investment loss                     (3,546,416)
                                             -----------------
Net Assets                                      $2,333,141,272
==============================================================
Net Asset Value Per Share:
(Based on net asset values
and shares of beneficial
interest outstanding
-- unlimited number of shares
authorized with no par value)
Class A -- $552,636,020/34,750,069                      $15.90
==============================================================
Class B -- $1,753,644,088/111,388,802                   $15.74
==============================================================
Class C -- $26,861,164/1,706,451 -- Note A              $15.74
==============================================================
Maximum Offering Price Per Share*
Class A -- ($15.90/0.95)                                $16.74
==============================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 2000. You'll also find the net asset value for each share as of that date.

See notes to financial statements.





Statement of Operations
Six months ended April 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $472,223)                                 $21,024,553
Interest                                             1,351,492
                                             -----------------
                                                    22,376,045
                                             -----------------
Expenses:
Investment management fee -- Note B                  9,396,790
Distribution and service fee -- Note B
Class A                                                869,893
Class B                                              8,525,167
Class C                                                 71,936
Transfer agent fee -- Note B                         4,525,257
Custodian fee                                          310,738
Accounting and legal services fee --
Note B                                                 235,560
Trustees' fees                                          78,193
Miscellaneous                                           74,246
Printing                                                69,770
Registration and filing fees                            61,081
Legal fees                                              14,582
Auditing fee                                            13,385
Organization expense                                     2,539
                                             -----------------
Total Expenses                                      24,249,137
--------------------------------------------------------------
Net Investment Loss                                 (1,873,092)
--------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized loss on investments sold              (84,342,412)
Net realized loss on foreign currency
transactions                                          (331,763)
Change in net unrealized
appreciation/depreciation of
investments                                         42,652,386
Change in net unrealized
appreciation/depreciation of foreign
currency transactions                                  (61,161)
                                             -----------------
Net Realized and Unrealized Loss on
Investments                                        (42,082,950)
--------------------------------------------------------------
Net Decrease in Net Assets Resulting
from Operations                                   ($43,956,042)
==============================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.





Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED
                                                                       YEAR ENDED     APRIL 30, 2000
                                                                    OCTOBER 31, 1999    (UNAUDITED)
                                                                    ----------------  --------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                              $3,032,864     ($1,873,092)
Net realized loss on investments
sold and foreign currency
transactions                                                            (139,058,040)    (84,674,175)
Change in net unrealized
appreciation/depreciation of
investments and foreign currency
transactions                                                             407,910,354      42,591,225
                                                                      --------------  --------------
Net Increase (Decrease) in Net
Assets Resulting from Operations                                         271,885,178     (43,956,042)
                                                                      --------------  --------------
Distributions to Shareholders:
Distributions from net investment income
Class A -- ($0.1409 and none per share, respectively)                     (8,042,383)             --
Class B -- ($0.0477 and none per share, respectively)                     (8,379,524)             --
Distributions in excess of net investment income
Class A -- ($0.0151 and none per share, respectively)                       (859,947)             --
Class B -- ($0.0051 and none per share, respectively)                       (896,029)             --
                                                                      --------------  --------------
Total Distributions to
Shareholders                                                             (18,177,883)             --
                                                                      --------------  --------------
From Fund Share Transactions --
Net:*                                                                   (890,613,927)   (450,599,052)
                                                                      --------------  --------------
Net Assets:
Beginning of period                                                    3,464,602,998   2,827,696,366
                                                                      --------------  --------------
End of period (including
distributions in excess of net
investment income of $1,673,324
and accumulated net investment
loss of $3,546,416, respectively)                                     $2,827,696,366  $2,333,141,272
                                                                      ==============  ==============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

See notes to financial statements.




Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------------------------------
* Analysis of Fund Share Transactions:
                                                                                       SIX MONTHS ENDED
                                                         YEAR ENDED                     APRIL 30, 2000
                                                      OCTOBER 31, 1999                    (UNAUDITED)
                                                 ---------------------------     ----------------------------
                                                    SHARES         AMOUNT           SHARES         AMOUNT
                                                 -----------   -------------     -----------    -------------
CLASS A
Shares sold                                       22,959,873    $367,047,792      12,012,792     $182,980,656
Shares reinvested                                    468,813       7,018,313              --               --
                                                 -----------   -------------     -----------    -------------
                                                  23,428,686     374,066,105      12,012,792      182,980,656
Less shares repurchased                          (40,240,885)   (641,049,683)    (18,655,540)    (280,744,397)
                                                 -----------   -------------     -----------    -------------
Net decrease                                     (16,812,199)  ($266,983,578)     (6,642,748)    ($97,763,741)
                                                 ===========   =============     ===========    =============
CLASS B
Shares sold                                       14,373,502    $225,776,066       9,330,820     $142,263,926
Shares reinvested                                    375,108       5,612,865              --               --
                                                 -----------   -------------     -----------    -------------
                                                  14,748,610     231,388,931       9,330,820      142,263,926
Less shares repurchased                          (54,992,101)   (860,455,538)    (34,776,177)    (515,741,278)
                                                 -----------   -------------     -----------    -------------
Net decrease                                     (40,243,491)  ($629,066,607)    (25,445,357)   ($373,477,352)
                                                 ===========   =============     ===========    =============
CLASS C**
Shares sold                                          351,885      $5,595,717       1,497,753      $22,604,005
Less shares repurchased                              (10,250)       (159,459)       (132,937)      (1,961,964)
                                                 -----------   -------------     -----------    -------------
Net increase                                         341,635      $5,436,258       1,364,816      $20,642,041
                                                 ===========   =============     ===========    =============

** Class C shares commenced operations on March 1, 1999.

See notes to financial statements.





Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED OCTOBER 31,                     SIX MONTHS ENDED
                                                       -------------------------------------------------------      APRIL 30, 2000
                                                          1996           1997            1998            1999         (UNAUDITED)
                                                       --------        --------        --------        --------        ---------
CLASS A(1)
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $8.50          $11.03          $14.26          $14.80          $15.92
                                                       --------        --------        --------        --------        --------
Net Investment Income (2)                                  0.02            0.14            0.15            0.10            0.02
Net Realized and Unrealized Gain on
Investments and Foreign Currency Transactions              2.51            3.77            0.52(8)         1.18           (0.04)
                                                       --------        --------        --------        --------        --------
Total from Investment Operations                           2.53            3.91            0.67            1.28           (0.02)
                                                       --------        --------        --------        --------        --------
Less Distributions:
Dividends from Net Investment Income                         --           (0.03)          (0.11)          (0.14)             --
Distributions in Excess of Net Investment Income             --              --              --           (0.02)             --
Distributions from Net Realized Gains on
Investments Sold                                             --           (0.65)          (0.02)             --              --
                                                       --------        --------        --------        --------        --------
Total Distributions                                          --           (0.68)          (0.13)          (0.16)             --
                                                       --------        --------        --------        --------        --------
Net Asset Value, End of Period                           $11.03          $14.26          $14.80          $15.92          $15.90
                                                       ========        ========        ========        ========        ========
Total Investment Return at Net Asset Value (3)           29.76%(6)       37.19%           4.66%           8.69%          (0.13%)(6)
Total Adjusted Investment Return at Net
Asset Value (3,4)                                        26.04%(6)       36.92%             --              --               --

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                   $895        $416,698        $861,582        $659,031        $552,636
Ratio of Expenses to Average Net Assets                   1.20%(7)        1.20%           1.37%           1.39%           1.49%(7)
Ratio of Adjusted Expenses
to Average Net Assets (5)                                 7.07%(7)        1.47%              --              --              --
Ratio of Net Investment Income
to Average Net Assets                                     0.37%(7)        1.10%           0.92%           0.62%           0.32%(7)
Ratio of Adjusted Net Investment Income (Loss)
to Average Net Assets (5)                                (5.50%)(7)       0.83%              --              --              --
Portfolio Turnover Rate                                     31%              6%             30%             40%             22%
Fee Reduction Per Share (2)                               $0.38           $0.03              --              --              --

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: the net investment income, gains
(losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.




Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,               SIX MONTHS ENDED
                                                        ----------------------------------------      APRIL 30, 2000
                                                          1997            1998            1999          (UNAUDITED)
                                                        --------        --------        --------         ---------
CLASS B(1)
Per Share Operating Performance
Net Asset Value, Beginning of Period                      $11.43          $14.18          $14.70           $15.81
                                                        --------        --------        --------         --------
Net Investment Income (Loss)(2)                             0.04            0.03           (0.01)           (0.02)
Net Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions                                                2.71            0.54(8)         1.17            (0.05)
                                                        --------        --------        --------         --------
Total from Investment Operations                            2.75            0.57            1.16            (0.07)
                                                        --------        --------        --------         --------
Less Distributions:
Dividends from Net Investment Income                          --           (0.03)          (0.04)              --
Distributions in Excess of Net Investment Income              --              --           (0.01)              --
Distributions from Net Realized Gains on
Investments Sold                                              --           (0.02)             --               --
                                                        --------        --------        --------         --------
Total Distributions                                           --           (0.05)          (0.05)              --
                                                        --------        --------        --------         --------
Net Asset Value, End of Period                            $14.18          $14.70          $15.81           $15.74
                                                        ========        ========        ========         ========
Total Investment Return at Net Asset Value (3)            24.06%(6)        3.95%           7.93%           (0.44%)(6)

Total Adjusted Investment Return at Net
Asset Value (3,4)                                         23.85%(6)          --               --               --

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)              $1,308,946      $2,603,021      $2,163,265       $1,753,644
Ratio of Expenses to Average Net Assets                    1.90%(7)        2.07%           2.07%            2.10%(7)
Ratio of Adjusted Expenses
to Average Net Assets (5)                                  2.17%(7)           --              --               --
Ratio of Net Investment Income (Loss)
to Average Net Assets                                      0.40%(7)        0.22%          (0.07%)          (0.29%)(7)
Ratio of Adjusted Net Investment Income
to Average Net Assets (5)                                  0.13%(7)          --               --               --
Portfolio Turnover Rate                                       6%             30%             40%              22%
Fee Reduction Per Share (2)                                $0.03              --              --               --

See notes to financial statements.




Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                FOR THE PERIOD FROM
                                                   MARCH 1, 1999
                                                 (COMMENCEMENT OF     SIX MONTHS ENDED
                                                   OPERATIONS) TO      APRIL 30, 2000
                                                 OCTOBER 31, 1999        (UNAUDITED)
                                                 ----------------     ----------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning of Period                  $15.60                $15.81
                                                    --------              --------
Net Investment Loss (2)                                (0.00)(9)             (0.02)
Net Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions                                            0.21                 (0.05)
                                                    --------              --------
Total from Investment Operations                        0.21                 (0.07)
                                                    --------              --------
Net Asset Value, End of Period                        $15.81                $15.74
                                                    ========              ========
Total Investment Return at Net Asset Value (3)         1.35%(6)             (0.44%)(6)

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)              $5,401               $26,861
Ratio of Expenses
to Average Net Assets                                  2.06%(7)              2.19%(7)
Ratio of Net Investment Loss
to Average Net Assets                                 (0.14%)(7)            (0.24%)(7)
Portfolio Turnover Rate                                  40%                   22%

(1) Class A and Class B shares commenced operations on March 14, 1996 and January 14, 1997, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation which does not take into consideration fee reductions by the
    Adviser during the periods shown.
(5) Unreimbursed, without fee reduction.
(6) Not annualized.
(7) Annualized.
(8) Amount shown for a share outstanding does not correspond with aggregate net gain (loss) on investments for the period, due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(9) Less than $0.01 per share.

See notes to financial statements.





Schedule of Investments
April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Financial Industries Fund on April 30, 2000. It's divided into three main categories: common stocks, preferred stock and short-term investments. The common and preferred stocks are further broken down by industry groups. Short-term investments, which represent the Fund's
"cash" position, are listed last.

                                                                        NUMBER OF        MARKET
ISSUER, DESCRIPTION                                                      SHARES           VALUE
-------------------                                                    ----------     ------------
COMMON STOCKS
Banks -- Foreign (7.10%)
Banca Fideuram SpA (Italy)                                                660,000       $9,863,370
Banco Bilbao Vizcaya Argentaria, SA, American
Depositary Receipts (ADR)  (Spain)                                        420,000        6,090,000
Banco Comercial Portugues, SA  (BCP) (Portugal)                         1,850,000        8,698,885
Bank of Scotland (United Kingdom)                                       1,306,546       11,643,285
Bipop-Carire SpA (Italy)                                                  420,000       38,272,542
HSBC Holdings Plc (United Kingdom)                                      1,052,379       11,708,453
Lloyds TSB Group Plc (United Kingdom)                                     914,492        8,986,621
Nordic Baltic Holding AB (Sweden)                                       2,000,000       12,484,200
Royal Bank of Scotland Group Plc (United Kingdom)                         829,753       12,938,504
Societe Generale (France)                                                 104,000       21,588,622
Svenska Handelsbanken AB (Sweden)                                         480,000        6,353,376
Toronto-Dominion Bank (Canada)                                            740,400       17,121,750
                                                                                      ------------
                                                                                       165,749,608
                                                                                      ------------
Banks -- Midwest (2.77%)
Fifth Third Bancorp.                                                      335,750       21,194,219
Firstar Corp.                                                           1,445,960       35,968,255
Marshall & Ilsley Corp.                                                   159,650        7,413,747
                                                                                      ------------
                                                                                        64,576,221
                                                                                      ------------
Banks -- Money Center (5.99%)
Bank of America Corp.                                                     308,000       15,092,000
Bank of New York Co., Inc.                                              1,056,500       43,382,531
Chase Manhattan Corp.                                                     192,100       13,843,206
Citigroup, Inc.                                                         1,132,796       67,330,562
                                                                                      ------------
                                                                                       139,648,299
                                                                                      ------------
Banks -- Northeast (4.51%)
State Street Corp.                                                        582,700       56,449,062
U.S. Trust Corp.                                                          316,500       48,701,438
                                                                                      ------------
                                                                                       105,150,500
                                                                                      ------------
Banks -- Southwest (0.06%)
Cullen/Frost Bankers., Inc.                                                56,000        1,382,500
                                                                                      ------------
Banks -- Super Regional (6.48%)
FleetBoston Financial Corp.                                               631,499       22,378,746
Mellon Financial Corp.                                                    890,000       28,591,250
Northern Trust Corp.                                                      461,000       29,561,625
Wachovia Corp.                                                            352,532       22,099,350
Wells Fargo & Co.                                                       1,180,000       48,453,750
                                                                                      ------------
                                                                                       151,084,721
                                                                                      ------------
Banks -- West (1.33%)
City National Corp.                                                       570,537       21,002,893
Zions Bancorp.                                                            242,000       10,043,000
                                                                                      ------------
                                                                                        31,045,893
                                                                                      ------------
Broker Services (10.45%)
Consors Discount Broker AG  (Germany)*                                    154,000       17,387,216
Legg Mason, Inc.                                                          270,000       10,209,375
Lehman Brothers Holdings, Inc.                                            521,600       42,803,800
Merrill Lynch & Co., Inc.                                                 510,000       51,988,125
Morgan Stanley Dean Witter & Co.                                        1,057,200       81,140,100
Paine Webber Group Inc.                                                   350,000       15,356,250
Schwab (Charles) Corp.                                                    562,500       25,031,250
                                                                                      ------------
                                                                                       243,916,116
                                                                                      ------------
Computer -- Services (5.97%)
BISYS Group, Inc. (The)*                                                  546,700       34,202,919
First Data Corp.                                                          849,400       41,355,162
Fiserv, Inc.*                                                           1,389,430       63,826,941
                                                                                      ------------
                                                                                       139,385,022
                                                                                      ------------
Computer -- Software (0.85%)
Intuit, Inc.*                                                             553,000       19,873,438
                                                                                      ------------
Finance -- Consumer Loans (11.56%)
American Express Co.                                                      549,140       82,405,321
AmeriCredit Corp.*                                                        300,000        5,606,250
Associates First Capital Corp. (Class A)                                2,015,000       44,707,812
Capital One Financial Corp.                                               480,800       21,035,000
Household International, Inc.                                           1,000,000       41,750,000
MBNA Corp.                                                              1,005,062       26,696,959
Metris Cos., Inc.                                                         319,900       11,996,250
NextCard, Inc.*                                                           680,000        7,182,500
Providian Financial Corp.                                                 322,100       28,364,931
                                                                                      ------------
                                                                                       269,745,023
                                                                                      ------------
Finance -- Investment Management (4.72%)
Amvescap Plc (ADR) (United Kingdom)                                       775,000       55,412,500
BlackRock, Inc.*                                                          400,000       10,400,000
Federated Investors, Inc. (Class B)                                       100,000        2,825,000
Price (T. Rowe) Associates, Inc.                                          669,000       25,505,625
Waddell & Reed Financial, Inc. (Class A)                                  600,000       15,975,000
                                                                                      ------------
                                                                                       110,118,125
                                                                                      ------------
Finance -- Savings & Loan (1.10%)
Charter One Financial, Inc.                                               413,244        8,394,019
Dime Bancorp., Inc.                                                       505,000        9,468,750
Washington Mutual, Inc.                                                   300,250        7,675,141
                                                                                      ------------
                                                                                        25,537,910
                                                                                      ------------
Finance -- SBIC & Commercial (1.33%)
CIT Group, Inc. (The) (Class A)                                           970,000       16,429,375
Heller Financial, Inc.                                                    745,000       14,480,938
                                                                                      ------------
                                                                                        30,910,313
                                                                                      ------------
Insurance -- Brokers (3.21%)
Marsh & McLennan Cos., Inc.                                               759,800       74,887,788
                                                                                      ------------
Insurance -- Life (12.13%)
AFLAC, Inc.                                                             1,197,000       58,428,562
American General Corp.                                                    629,000       35,224,000
Axa (ADR) (France)                                                        380,000       29,165,000
AXA Financial, Inc.                                                     1,588,000       51,808,500
Jefferson-Pilot Corp.                                                     465,000       30,951,562
Liberty Corp.                                                             243,000        7,973,438
Protective Life Corp.                                                   1,575,000       37,504,688
Prudential Plc (United Kingdom)                                           370,000        5,708,693
Reinsurance Group of America, Inc.                                      1,058,650       26,333,919
                                                                                      ------------
                                                                                       283,098,362
                                                                                      ------------
Insurance -- Multi Line (5.54%)
Aegon N.V. (Netherlands)                                                  140,000       10,084,816
Allianz AG (Germany)                                                       18,000        6,943,185
Allmerica Financial Corp.                                                 723,850       39,178,381
Fortis (NL) NV (Netherlands)                                              592,627       14,937,282
Hartford Financial Services Group,  Inc. (The)                            656,000       34,235,000
Skandia Forsakrings AB (Sweden)                                           500,000       23,959,250
                                                                                      ------------
                                                                                       129,337,914
                                                                                      ------------
Insurance -- Property & Casualty (6.39%)
Ambac Financial Group, Inc.                                               860,200       41,289,600
American International Group, Inc.                                        493,312       54,110,160
MBIA, Inc.                                                                594,799       29,405,376
XL Capital Ltd. (Class A)                                                 510,116       24,294,274
                                                                                      ------------
                                                                                       149,099,410
                                                                                      ------------
Mortgage & Real Estate Services (2.40%)
Countrywide Credit Industries, Inc.                                       500,000       13,812,500
Fannie Mae                                                                697,325       42,057,414
                                                                                      ------------
                                                                                        55,869,914
                                                                                      ------------
Real Estate Investment Trust -- Equity Trust (4.86%)
Apartment Investment &  Management Co. (Class A)                          330,000       13,117,500
Arden Realty, Inc.                                                        363,000        8,076,750
Brandywine Realty Trust                                                   470,000        8,166,250
Colonial Properties Trust                                                 190,000        4,738,125
Equity Office Properties Trust                                            535,000       14,545,312
Equity Residential Properties Trust                                       183,000        8,326,500
General Growth Properties, Inc.                                           310,000       10,191,250
Mack-Cali Realty Corp.                                                    315,000        8,111,250
Prentiss Properties Trust                                                 365,000        8,668,750
Prime Group Realty Trust                                                  100,000        1,481,250
Public Storage, Inc.                                                       48,700          983,131
Reckson Associates Realty Corp.                                           565,300       11,341,331
Spieker Properties, Inc.                                                  355,000       15,730,938
                                                                                      ------------
                                                                                       113,478,337
                                                                                      ------------
Real Estate Investment Trust -- Mortgage Trust (0.00%)
Core Cap, Inc. (Class A)* (r)                                               4,500           73,800
                                                                                      ------------
TOTAL COMMON STOCKS
(Cost $1,851,319,302)                                                     (98.75%)   2,303,969,214
                                                                                     -------------
PREFERRED STOCK
Real Estate Investment Trust -- Mortgage Trust (0.00%)
Core Cap, Inc., Ser A/I, 10.00% (r)                                         4,500          106,830
                                                                                     -------------
TOTAL PREFERRED STOCK
(Cost $112,500)                                                            (0.00%)        106,830
                                                                                     -------------

                                                        INTEREST        PAR VALUE           MARKET
ISSUER, DESCRIPTION                                         RATE   (000s OMITTED)            VALUE
-------------------                                     --------   --------------   --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.10%)
Investment in a joint repurchase
agreement transaction with  SBC
Warburg, Inc. -- Dated  04-28-00, due
05-01-00 (Secured by U.S. Treasury
Bonds, 5.50% thru 9.25%,  due 02-15-16
thru 08-15-28)  -- Note A                                   5.73%         $25,663      $25,663,000
                                                                                    --------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate 4.85%                                                    285
                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS                                               (1.10%)      25,663,285
                                                                        ---------   --------------
TOTAL INVESTMENTS                                                         (99.85%)   2,329,739,329
                                                                        ---------   --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.15%)       3,401,943
                                                                        ---------   --------------
TOTAL NET ASSETS                                                         (100.00%)  $2,333,141,272
                                                                        =========   ==============

  * Non-income producing security.

(r) The securities listed below are direct placement securities and are restricted as to resale. The Fund has limited rights to registration under the Securities Act of 1933 with respect to restricted securities
    (not including Rule 144A securities). In certain circumstances the Fund may bear a portion of the cost of such registrations; otherwise, such costs would be borne by the issuer. Additional information on these restricted securities is as follows:

                                                          MARKET
                                                        VALUE AS A     MARKET
                                                        PERCENTAGE    VALUE AT
                           ACQUISITION   ACQUISITION     OF FUND'S    APRIL 30,
                              DATE           COST       NET ASSETS      2000
                           -----------   -----------    ----------   -----------

Core Cap, Inc. --
 Common Stock                10-31-97      $90,000          0.00%      $73,800
 Preferred Stock             10-31-97      112,500          0.00       106,830
                                                           -----      --------
                                             TOTAL          0.00%     $180,630
                                                           =====      ========

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Portfolio Concentration (Unaudited)
----------------------------------------------------------------------------

The Financial Industries Fund invests primarily in equity securities of issuers in the financial sector in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at April 30, 2000 assigned to the various country categories.

                                        MARKET VALUE
                                      AS A PERCENTAGE
COUNTRY DIVERSIFICATION             OF FUND'S NET ASSETS
---------------------               --------------------
Canada                                       0.73%
France                                       2.18
Germany                                      1.04
Italy                                        2.06
Netherlands                                  1.07
Portugal                                     0.37
Spain                                        0.26
Sweden                                       1.83
United Kingdom                               4.56
United States
 Long Term                                  84.65
 Short Term                                  1.10
                                          -------
TOTAL INVESTMENTS                           99.85%
                                          =======



NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Financial Industries Fund

UNAUDITED
NOTE A --
ACCOUNTING POLICIES

John Hancock Investment Trust II (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series: John Hancock Financial Industries Fund (the "Fund"), John Hancock Regional Bank Fund and John Hancock Small Cap Value Fund. The other two series of the Trust are reported in separate financial statements. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Beginning May 1, 2000, all retail purchases of Class C shares will be assessed a 1.00% up-front sales charge.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing sources or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days or less are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation."

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes as of October 31, 1999, the Fund had $140,635,246 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforward is used by the Fund, no capital gain distributions will be made. The carryforward expires as follows: October 31, 2006 -- $2,259,735 and October 31, 2007 -- $138,375,511.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that commenced with the investment operations of the Fund.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged based on the average daily unused portion of the lines of credit and is allocated among the participating funds. The maximum loan balance during the year amounted to $7,203,000. The interest rate was in the range of 6.25% through 6.31%. At April 30, 2000, there were no outstanding borrowings.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers, who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At April 30, 2000, the Fund loaned securities having a market value of $19,837,669 collateralized by securities in the amount of $20,234,422.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

At April 30, 2000, there were no open forward foreign currency exchange contracts.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At April 30, 2000, there were no open positions in financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option.

The Fund may use options contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

At April 30, 2000, there were no written option transactions.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended April 30, 2000, net sales charges received with regard to sales of Class A shares amounted to $460,076. Out of this amount, $203,356 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $128,854 was paid as sales commissions to unrelated broker-dealers and $127,866 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with sale of Class B shares. For the period ended April 30, 2000, contingent deferred sales charges received by JH Funds amounted to $8,713,704.

Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended April 30, 2000, contingent deferred sales charges received by JH Funds amounted to $8,774.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown, Ms. Maureen R. Ford and Mr. Richard S. Scipione are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended April 30, 2000, aggregated
$550,648,007 and $931,519,535, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended April 30, 2000.

The cost of investments owned at April 30, 2000 (excluding the corporate savings account) for federal income tax purposes was $1,885,278,750. Gross unrealized appreciation and depreciation of investments aggregated $570,349,227 and $125,888,933, respectively, resulting in net unrealized appreciation of $444,460,294.



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This report is for the information of shareholders of the John Hancock
Financial Industries Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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